UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22704)

Cambria ETF Trust
(Exact name of registrant as specified in charter)

3300 Highland Avenue

Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centreville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Cambria Emerging Shareholder Yield ETF TICKER: EYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/ EYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Emerging Shareholder Yield ETF	$78	0.63%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Emerging Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI EM Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 47.63% versus 46.68% for the MSCI EM Net (USD) Total Return Index.

During the reporting period, the highest returns came from Hanmi Semiconductor Co. Ltd and HD Hyundai Co. Ltd, which returned 364.63% and 284.83%, respectively. The worst performers were Advancetek Enterprise Co. Ltd and Zhongsheng Group Holdings Ltd, which returned -53.62% and -53.61%, respectively.

The Fund recorded positive returns during the reporting period. Strong security selection in India and China was the primary source of value added relative to the benchmark, and several Korean holdings produced exceptional gains. These contributions were largely offset by the Fund’s value-oriented positioning in Taiwan and South Korea, which lagged the benchmark’s technology-heavy exposure in those markets, leaving the Fund modestly ahead of the index for the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/13/2016)
Cambria Emerging Shareholder Yield ETF at NAV	47.63	8.98	11.58
MSCI EM Net (USD) Total Return Index	46.68	6.05	9.11
MSCI EM Gross (USD) Total Return Index	47.51	6.54	9.55
Visit https://cambriafunds.com/EYLD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cambria Emerging Shareholder Yield ETF	PAGE 1	TSR-AR-132061706

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$759,255,684
Number of Holdings	119
Net Advisory Fee	$3,591,233
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.53%
Portfolio Turnover	30%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
HD Construction Equipment Co. Ltd.	2.0%
Utechzone Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Holy Stone Enterprise Co. Ltd.	1.5%
KB Financial Group, Inc.	1.4%
XTB SA	1.4%
Samsung Life Insurance Co. Ltd.	1.4%
Sinotruk Hong Kong Ltd.	1.4%
United Microelectronics Corp.	1.4%
HD Hyundai Co. Ltd.	1.3%

Sector Breakdown**

■ Financials (25.3%)

■ Information Technology (18.1%)

■ Industrials (17.1%)

■ Energy (11.6%)

■ Consumer Discretionary (8.1%)

■ Utilities (6.3%)

■ Communication Services (4.1%)

■ Consumer Staples (3.3%)

■ Health Care (2.5%)

■ Cash & Other (3.6%)

Geographic Breakdown (%)

■ Taiwan (21.5%) ■ China (19.6%) ■ South Korea (17.8%) ■ South Africa (11.0%) ■ Brazil (7.3%) ■ Poland (5.2%) ■ India (4.1%) ■ Greece (3.4%) ■ Czech Republic (2.8%) ■ Cash & Other (7.3%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/EYLD.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Emerging Shareholder Yield ETF	PAGE 2	TSR-AR-132061706

Cambria Fixed Income Trend ETF TICKER:CFIT (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Fixed Income Trend ETF for the period ofMay 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/CFIT. You canalso request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Fixed Income Trend ETF	$1	0.01%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Fixed Income Trend ETF is an actively managed ETF that applies a tactical trend-following approach across risk-bond segments, relying on the inherent risk-mitigation characteristics of trend following to manage the higher volatility associated with riskier fixed-income exposures. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 9.61% versus 2.55% for the Bloomberg Global Aggregate Total Return Index.

The Fund recorded positive returns during the reporting period. As fixed-income trends turned favorable, the Fund’s signals rotated it out of a defensive T-bill posture and into higher-returning credit segments. Convertible bonds (iShares Convertible Bond ETF, +28.19%) were by far the largest contributor, followed by high yield (+7.68%), emerging-market sovereign debt (+6.54%), and preferred securities (+3.04%). The Fund’s ability to tilt toward trending risk segments was the primary driver of its substantial outperformance of the global aggregate benchmark.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2025)
Cambria Fixed Income Trend ETF at NAV	9.61	6.30
Bloomberg Global Aggregate Total Return Index	2.55	5.62
Visit https://cambriafunds.com/CFIT for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cambria Fixed Income Trend ETF	PAGE 1	TSR-AR-132061763

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$21,193,084
Number of Holdings	5
Net Advisory Fee	$0
30-Day SEC Yield	4.50%
30-Day SEC Yield Unsubsidized	4.01%
Portfolio Turnover	105%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Vanguard 0-3 Month Treasury Bill ETF	37.7%
iShares Convertible Bond ETF	23.0%
iShares Preferred and Income Securities ETF	19.4%
State Street SPDR Portfolio High Yield Bond ETF	19.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.9%

Sector Breakdown**
■ Exchange Traded Funds (99.1%) ■ Cash & Other (0.9%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visit https://cambriafunds.com/CFIT.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Fixed Income Trend ETF	PAGE 2	TSR-AR-132061763

Cambria Foreign Shareholder Yield ETF TICKER: FYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/FYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Foreign Shareholder Yield ETF	$74	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Foreign Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI EAFE Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund significantly outperformed its benchmark, returning 50.89% versus 24.60% for the MSCI EAFE Net (USD) Total Return Index.

During the reporting period, the highest returns came from Tamarack Valley Energy Ltd and Parex Resources Inc., which returned 271.75% and 187.57%, respectively. The worst performers were Future plc and Stellantis NV, which returned -49.68% and -28.65%, respectively.

The Fund recorded positive returns during the reporting period. Canada was the dominant contributor, driven by an overweight to energy and materials names including Tamarack Valley Energy, Parex Resources, Centerra Gold, and Finning International. Norway and the United Kingdom also added meaningfully. Holdings in the Netherlands, most notably Stellantis, were the largest detractor, though the Fund’s value tilt toward higher-yielding energy and resource companies was overwhelmingly additive over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Foreign Shareholder Yield ETF	PAGE 1	TSR-AR-132061300

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Foreign Shareholder Yield ETF at NAV	50.89	12.84	11.30
MSCI EAFE Canada Net Total Return USD Index	26.33	9.27	9.09
MSCI EAFE Canada Gross Total Return USD Index	26.98	9.86	9.66
MSCI EAFE Net (USD) Total Return Index	24.60	8.83	8.85
MSCI EAFE Gross (USD) Total Return Index	25.22	9.38	9.39
Visit https://cambriafunds.com/FYLD for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$643,822,496
Number of Holdings	102
Net Advisory Fee	$2,821,007
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.55%
Portfolio Turnover	48%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	2.2%
Saipem SpA	1.6%
Subsea 7 SA	1.5%
Equinor ASA	1.4%
Athabasca Oil Corp.	1.4%
Tamarack Valley Energy Ltd.	1.4%
Vallourec SACA	1.3%
Yancoal Australia Ltd.	1.3%
Aker BP ASA	1.3%
Parex Resources, Inc.	1.3%

Sector Breakdown**	Geographic Breakdown (%)

■ Energy (33.8%)

■ Financials (19.4%)

■ Industrials (14.9%)

■ Consumer Discretionary (7.8%)

■ Materials (7.6%)

■ Consumer Staples (5.6%)

■ Communication Services (4.0%)

■ Information Technology (2.8%)

■ Utilities (2.7%)

■ Cash & Other (1.4%)

■ Japan (23.5%) ■ United Kingdom (14.3%) ■ Canada (12.8%) ■ France (7.6%) ■ Norway (7.3%) ■ Hong Kong (7.2%) ■ Italy (5.8%) ■ Australia (5.4%) ■ Netherlands (5.2%) ■ Cash & Other (10.9%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/FYLD.

Cambria Foreign Shareholder Yield ETF	PAGE 2	TSR-AR-132061300

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Foreign Shareholder Yield ETF	PAGE 3	TSR-AR-132061300

Cambria Global Asset Allocation ETF TICKER: GAA (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/GAA. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Asset Allocation ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Asset Allocation ETF is an actively managed ETF that employs a buy-and-hold methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 24.99% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. Broad strength in international equities was the primary driver, with emerging-market equities (Cambria Emerging Shareholder Yield ETF, +51.42%), foreign developed and international momentum equities, and global value equities (+42.86%) all contributing strongly. A diversified commodity sleeve and a rally in gold (GraniteShares Gold Trust, +42.74%; VanEck Gold Miners ETF, +88.37%) added further. The Fund’s small bitcoin allocation (-20.99%) was the only notable detractor, while fixed-income holdings contributed modestly.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Asset Allocation ETF at NAV	24.99	6.80	7.68
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.57
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
S&P Balanced Equity and Bond - Moderate Index	16.19	6.09	8.05

Cambria Global Asset Allocation ETF	PAGE 1	TSR-AR-132061607

Visit https://cambriafunds.com/GAA for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$68,938,256
Number of Holdings	31
Net Advisory Fee	$0
30-Day SEC Yield	3.90%
30-Day SEC Yield Unsubsidized	3.90%
Portfolio Turnover	7%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Government Obligations Fund - Class X, 3.58%	10.4%
Cambria Emerging Shareholder Yield ETF	10.4%
Cambria Foreign Shareholder Yield ETF	7.2%
Cambria Global Value ETF	6.8%
Cambria Global Real Estate ETF	6.4%
Cambria Tactical Yield ETF	5.0%
Alpha Architect US Quantitative Momentum ETF	4.3%
Cambria Shareholder Yield ETF	4.3%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.1%
Vanguard Total International Bond ETF	4.1%
Sector Breakdown**
■ Exchange Traded Funds (99.6%) ■ Cash & Other (0.4%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/GAA.

Cambria Global Asset Allocation ETF	PAGE 2	TSR-AR-132061607

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Asset Allocation ETF	PAGE 3	TSR-AR-132061607

Cambria Global Momentum ETF TICKER: GMOM (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/GMOM. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Momentum ETF	$70	0.60%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Momentum ETF is an actively managed ETF that employs a trend-following methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 32.91% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. The Fund’s trend signals positioned it in assets exhibiting strong positive momentum. Gold and gold-mining shares were the leading contributors (VanEck Gold Miners ETF,+88.37%, alongside a gold bullion sleeve), followed by foreign developed equities (Cambria Foreign Shareholder Yield ETF,+50.25%), global value equities (Cambria Global Value ETF, +42.86%), and emerging-market equities (Cambria Emerging Shareholder Yield ETF, +41.23%). Detractors were modest and included the Fund’s bitcoin exposure (-10.75%), its tail-riskallocation (-5.69%), real estate, and agricultural commodities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Momentum ETF at NAV	32.91	7.86	7.68
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.57
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
S&P Balanced Equity and Bond - Moderate Index	16.19	6.09	8.05

Cambria Global Momentum ETF	PAGE 1	TSR-AR-132061508

Visit https://cambriafunds.com/GMOM for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$140,310,608
Number of Holdings	17
Net Advisory Fee	$707,689
30-Day SEC Yield	1.44%
30-Day SEC Yield Unsubsidized	1.44%
Portfolio Turnover	81%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	12.2%
Cambria Global Value ETF	11.7%
Grizzle Growth ETF	6.3%
iShares Global Energy ETF	6.2%
Cambria Emerging Shareholder Yield ETF	6.2%
Invesco DB Energy Fund	6.2%
iShares Global Utilities ETF	6.2%
Cambria Micro and SmallCap Shareholder Yield ETF	6.0%
Vanguard FTSE All World ex-US Small-Cap ETF	5.9%
iShares Global Industrials ETF	5.9%

Sector Breakdown**
■ Exchange Traded Funds (99.7%) ■ Cash & Other (0.3%)
*	Percentages are stated as a percent of total net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visit https://cambriafunds.com/GMOM.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Momentum ETF	PAGE 2	TSR-AR-132061508

Cambria Global Real Estate ETF TICKER: BLDG (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/BLDG. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Real Estate ETF	$10	0.09%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Real Estate ETF is an actively managed ETF that employs a factor-based investment methodology focusing on Quality, Value, and Momentum. As a performance benchmark, the fund utilizes the FTSE EPRA Nareit Global REITs Total Return Index.

For the 12-month period ended April 30, 2026, the fund modestly underperformed its benchmark, returning 17.28% versus 17.48% for the FTSE EPRA Nareit Global REITs Total Return Index.

During the reporting period, the highest returns came from Yeni Gimat Gayrimenkul Ortakligi AS and Reysas Gayrimenkul Yatirim Ortakligi AS, which returned 186.06% and 84.66%, respectively. The worst performers were Franklin Street Properties Corp and Douglas Emmett Inc., which returned -55.50% and -30.66%, respectively.

The Fund recorded positive returns during the reporting period. An overweight position in Turkey was the single largest contributor to performance, led by strong gains in Turkish REITs, while security selection in Canada and Australia also added value. The Fund’s large average allocation of roughly 64% to U.S. real estate was the primary detractor as several domestic office and apartment REITs lagged, and exposure to Japan also weighed modestly on results.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Global Real Estate ETF	PAGE 1	TSR-AR-132061813

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/23/2020)
Cambria Global Real Estate ETF at NAV	17.28	3.11	7.46
MSCI ACWI Net Total Return Index (USD)	31.00	10.68	14.46
FTSE EPRA Nareit Global REITs Total Return Index	17.48	3.65	9.02
MSCI AC World Index Gross (USD)	31.55	11.18	14.98

Visit https://cambriafunds.com/BLDG for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect thededuction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$51,226,562
Number of Holdings	78
Net Advisory Fee	$40,045
30-Day SEC Yield	4.13%
30-Day SEC Yield Unsubsidized	4.17%
Portfolio Turnover	82%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Hudson Pacific Properties, Inc.	2.0%
Yeni Gimat Gayrimenkul Ortakligi AS	1.8%
Piedmont Realty Trust, Inc. - Class A	1.6%
Sila Realty Trust, Inc.	1.6%
Kilroy Realty Corp.	1.5%
Postal Realty Trust, Inc. - Class A	1.5%
Cousins Properties, Inc.	1.5%
Invitation Homes, Inc.	1.4%
Torunlar Gayrimenkul Yatirim Ortakligi AS	1.4%
Highwoods Properties, Inc.	1.4%

Sector Breakdown**	Geographic Breakdown (%)
■ Real Estate (98.8%) ■ Cash & Other (1.2%)	■ United States (62.5%) ■ Turkey (10.0%) ■ Japan (7.2%) ■ Belgium (3.9%) ■ South Africa (3.6%) ■ Canada (2.7%) ■ Hong Kong (2.4%) ■ France (1.4%) ■ Mexico (1.3%) ■ Cash & Other (5.0%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/BLDG.

Cambria Global Real Estate ETF	PAGE 2	TSR-AR-132061813

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Real Estate ETF	PAGE 3	TSR-AR-132061813

Cambria Global Value ETF TICKER: GVAL (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/GVAL. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Value ETF	$83	0.68%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Value ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI ACWI Net (USD) Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 43.27% versus 31.00% for the MSCI ACWI Net (USD) Total Return Index.

During the reporting period, the highest returns came from AT&S Austria Technologie & Systemtechnik AG and KGHM Polska Miedz SA, which returned 584.92% and 164.74%, respectively. The worst performers were Pegasus Hava Tasimaciligi AS and Cencosud SA, which returned -37.05% and -26.03%, respectively.

The Fund recorded positive returns during the reporting period. The Fund’s deep-value methodology favored European markets, where Austria was the largest contributor (led by AT&S), with Poland and the United Kingdom also adding meaningfully across both Eastern and Western Europe. Attractive valuations and improving fiscal and policy backdrops drove these gains. Chile was the largest detractor, and the value tilt’s structural underweight to Korean and Taiwanese technology cost some relative return.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Value ETF at NAV	43.27	14.00	10.24
MSCI ACWI Net (USD) Total Return Index	31.00	10.68	12.25
MSCI AC World Index Gross (USD)	31.55	11.18	12.80
Visit https://cambriafunds.com/GVAL for more recent performance information.

Cambria Global Value ETF	PAGE 1	TSR-AR-132061409

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$541,407,347
Number of Holdings	114
Net Advisory Fee	$2,227,980
30-Day SEC Yield	3.46%
30-Day SEC Yield Unsubsidized	3.46%
Portfolio Turnover	21%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
AT&S Austria Technologie & Systemtechnik AG	3.9%
Moneta Money Bank AS	3.0%
Komercni Banka AS	2.1%
First American Treasury Obligations Fund - Class X, 3.59%	1.7%
KGHM Polska Miedz SA	1.6%
CEZ AS	1.6%
Mineros SA	1.6%
Grupo de Inversiones Suramericana SA	1.4%
ORLEN SA	1.3%
voestalpine AG	1.3%

Sector Breakdown**

■ Financials (27.9%)

■ Materials (13.4%)

■ Utilities (10.8%)

■ Energy (9.4%)

■ Real Estate (9.0%)

■ Industrials (7.4%)

■ Communication Services (5.9%)

■ Information Technology (5.6%)

■ Consumer Discretionary (3.9%)

■ Cash & Other (6.7%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/GVAL.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Value ETF	PAGE 2	TSR-AR-132061409

Cambria LargeCap Shareholder Yield ETF TICKER: LYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/ LYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria LargeCap Shareholder Yield ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Large Cap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning 26.37% versus 31.05% for the S&P 500 Total Return Index.

During the reporting period, the highest returns came from Valero Energy Corp and TD Synnex Corp, which returned 126.44% and 106.38%, respectively. The worst performers were Centene Corp and General Mills Inc., which returned -34.40% and -32.90%, respectively.

The Fund recorded positive returns during the reporting period. Positive security selection within Materials, Energy, and Industrials was outweighed by weakness in Communication Services, the Fund’s defensive Consumer Staples holdings (including General Mills and Conagra Brands), and a large underweight to Information Technology during a technology-led market. Together these factors left the Fund trailing the cap-weighted S&P 500 for the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2024)
Cambria LargeCap Shareholder Yield ETF at NAV	26.37	13.47
S&P 500 Total Return Index	31.05	16.68
Visit https://cambriafunds.com/LYLD for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cambria LargeCap Shareholder Yield ETF	PAGE 1	TSR-AR-132061771

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$6,017,343
Number of Holdings	51
Net Advisory Fee	$0
30-Day SEC Yield	2.39%
30-Day SEC Yield Unsubsidized	1.81%
Portfolio Turnover	43%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
TD SYNNEX Corp.	2.8%
First American Treasury Obligations Fund - Class X, 3.59%	2.7%
FedEx Corp.	2.7%
EOG Resources, Inc.	2.5%
JB Hunt Transport Services, Inc.	2.4%
CF Industries Holdings, Inc.	2.3%
eBay, Inc.	2.3%
Ball Corp.	2.2%
Verizon Communications, Inc.	2.2%
Eastman Chemical Co.	2.2%
Sector Breakdown

■ Financials (23.7%)

■ Energy (16.1%)

■ Consumer Discretionary (11.2%)

■ Health Care (11.1%)

■ Industrials (9.2%)

■ Materials (8.8%)

■ Communication Services (7.6%)

■ Consumer Staples (6.6%)

■ Information Technology (2.9%)

■ Cash & Other (2.8%)

*	Percentages are stated as a percent of total net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/LYLD.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria LargeCap Shareholder Yield ETF	PAGE 2	TSR-AR-132061771

Cambria Micro and SmallCap Shareholder Yield ETF TICKER: MYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Micro and SmallCap Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/MYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Micro and SmallCap Shareholder Yield ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Micro and SmallCap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 600 Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 47.06% versus 38.86% for the S&P 600 Total Return Index.

During the reporting period, the highest returns came from Kohl’s Corp and Ramaco Resources Inc., which returned 256.83% and 234.97%, respectively. The worst performers were Definitive Healthcare Corp and Alight Inc., which returned -75.69% and -74.60%, respectively.
The Fund recorded positive returns during the reporting period. Security selection within the Energy and Consumer Discretionary sectors drove outperformance, led by Ramaco Resources, Peabody Energy, International Seaways, and Kohl’s. An underweight and selection drag in Information Technology and weakness within Industrials partially offset these gains.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2024)
Cambria Micro and SmallCap Shareholder Yield ETF at NAV	47.06	13.83
S&P 500 Total Return Index	31.05	21.73
S&P 600 Total Return Index	38.86	14.19

Visit https://cambriafunds.com/MYLD for more recent performance information.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 1	TSR-AR-132061797

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$29,581,874
Number of Holdings	102
Net Advisory Fee	$0
30-Day SEC Yield	2.32%
30-Day SEC Yield Unsubsidized	1.76%
Portfolio Turnover	55%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Patterson-UTI Energy, Inc.	1.9%
First American Government Obligations Fund - Class X, 3.58%	1.7%
VAALCO Energy, Inc.	1.7%
International Seaways, Inc.	1.5%
Avnet, Inc.	1.5%
Tidewater, Inc.	1.5%
SM Energy Co.	1.5%
ArcBest Corp.	1.5%
Dorian LPG Ltd.	1.4%
Convenant Logistics Group, Inc.	1.4%
Sector Breakdown**

■ Financials (24.0%)

■ Consumer Discretionary (20.6%)

■ Industrials (19.3%)

■ Energy (15.2%)

■ Consumer Staples (6.0%)

■ Communication Services (5.9%)

■ Information Technology (4.4%)

■ Materials (2.6%)

■ Health Care (1.7%)

■ Cash & Other (0.3%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/MYLD.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 2	TSR-AR-132061797

Cambria Shareholder Yield ETF TICKER: SYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/SYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Shareholder Yield ETF	$69	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 34.55% versus 31.05% forthe S&P 500 Total Return Index.

During the reporting period, the highest returns came from Kohl’s Corp and Peabody Energy Corp, which returned183.44% and 131.94%, respectively. The worst performers were H&R Block Inc. and Whirlpool Corp, which returned-44.22% and -36.99%, respectively.

The Fund recorded positive returns during the reporting period. Security selection within the Energy sector was the standout driver, led by Peabody Energy and Patterson-UTI Energy, while the Financials and Health Care sectors also contributed positively. The Fund’s structural underweight to Information Technology relative to the benchmark was the largest detractor during a technology-led market, and selection within Communication Services also weighed on relative results.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Shareholder Yield ETF at NAV	34.55	7.41	13.20
S&P 500 Total Return Index	31.05	13.14	15.26
S&P Composite 1500 Total Return Index	31.17	12.65	14.91

Visit https://cambriafunds.com/SYLD for more recent performance information.

Cambria Shareholder Yield ETF	PAGE 1	TSR-AR-132061201

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$959,839,527
Number of Holdings	101
Net Advisory Fee	$5,399,920
30-Day SEC Yield	1.90%
30-Day SEC Yield Unsubsidized	1.90%
Portfolio Turnover	64%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Garrett Motion, Inc.	1.3%
PVH Corp.	1.3%
Avnet, Inc.	1.2%
Franklin Resources, Inc.	1.2%
Ryder System, Inc.	1.2%
Huntsman Corp.	1.1%
Sirius XM Holdings, Inc.	1.1%
Northern Trust Corp.	1.1%
World Kinect Corp.	1.1%
Photronics, Inc.	1.1%
Sector Breakdown**

■ Consumer Discretionary (24.7%)

■ Financials (22.6%)

■ Energy (17.6%)

■ Materials (8.8%)

■ Industrials (7.0%)

■ Communication Services (6.0%)

■ Health Care (5.6%)

■ Consumer Staples (5.0%)

■ Information Technology (2.3%)

■ Cash & Other (0.4%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) andStandard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S.Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/SYLD.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Shareholder Yield ETF	PAGE 2	TSR-AR-132061201

Cambria Tactical Yield ETF TICKER: TYLD (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/TYLD. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tactical Yield ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tactical Yield ETF is an actively managed ETF that applies a value approach to fixed income segments. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 3.96% versus 2.55% for the Bloomberg Global Aggregate Total Return Index.

The Fund recorded positive returns during the reporting period. The Cambria Tactical Yield ETF invests in riskier bond segments only when their yield spreads relative to T-bills rank in the top historical quartile. Because spreads did not reach that threshold during the period, the Fund remained 100% invested in U.S. Treasury bills throughout. Short-dated Treasury yields drove the Fund’s return, which exceeded that of the global aggregate benchmark

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2024)
Cambria Tactical Yield ETF at NAV	3.96	4.54
Bloomberg Global Aggregate Total Return Index	2.55	3.21
ICE BofA US 3-Month Treasury Bill Total Return Index	3.95	4.55
Visit https://cambriafunds.com/TYLD for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cambria Tactical Yield ETF	PAGE 1	TSR-AR-132061789

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$32,781,367
Number of Holdings	4
Net Advisory Fee	$0
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.03%
Portfolio Turnover	0%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
United States Treasury Bills, 3.64%, 06/11/2026	34.1%
United States Treasury Bills, 3.65%, 12/24/2026	33.3%
United States Treasury Bills, 3.49%, 10/01/2026	32.0%
First American Treasury Obligations Fund - Class X, 3.59%	0.6%
Sector Breakdown
■ U.S. Treasury Bills (99.4%) ■ Money Market Fund (0.6%)

*	Percentages are stated as a percent of total net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/TYLD.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tactical Yield ETF	PAGE 2	TSR-AR-132061789

Cambria Tail Risk ETF TICKER: TAIL (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/TAIL. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tail Risk ETF	$56	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tail Risk ETF is an actively managed ETF that seeks to provide downside protection relative to the S&P 500. As a performance benchmark, the fund utilizes the Bloomberg Short Treasury Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning -11.16% versus 4.03% for the Bloomberg Short Treasury Total Return Index.

The Fund recorded negative returns during the reporting period. Designed as a hedging product, the Cambria Tail Risk ETF holds a ladder of put options on the S&P 500 Index backed by a portfolio of U.S. Treasuries. With the U.S. equity market rising sharply over the period, the value of the put-option overlay declined as protection went unused, and the positive return on the Treasury collateral only partially offset that cost. This outcome is consistent with the Fund’s design, which is expected to lose value during sustained equity-market advances.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/05/2017)
Cambria Tail Risk ETF at NAV	-11.16	-7.96	-7.02
S&P 500 Total Return Index	31.05	13.14	15.03
Bloomberg Short Treasury Total Return Index	4.03	3.34	2.50
Visit https://cambriafunds.com/TAIL for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cambria Tail Risk ETF	PAGE 1	TSR-AR-132061862

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$157,339,140
Number of Holdings	10
Net Advisory Fee	$776,931
30-Day SEC Yield	3.39%
30-Day SEC Yield Unsubsidized	3.39%
Portfolio Turnover	134%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
United States Treasury Note/Bond, 4.25%, 05/15/2035	88.4%
First American Treasury Obligations Fund - Class X, 3.59%	2.4%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,200.00	1.8%
S&P 500 Index Put Option, Expiration: 03/19/2027, Exercise Price: $6,400.00	1.5%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,500.00	1.0%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $6,000.00	0.7%
S&P 500 Index Put Option, Expiration: 06/17/2027, Exercise Price: $6,200.00	0.6%
S&P 500 Index Put Option, Expiration: 12/18/2026, Exercise Price: $6,100.00	0.3%
S&P 500 Index Put Option, Expiration: 06/18/2026, Exercise Price: $5,500.00	>0.1%
S&P 500 Index Put Option, Expiration: 09/18/2026, Exercise Price: $5,800.00	>0.1%
Sector Breakdown**
■ U.S. Treasury Securities (88.4%) ■ Purchased Options (5.9%) ■ Cash & Other (5.7%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/TAIL.

Cambria Tail Risk ETF	PAGE 2	TSR-AR-132061862

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tail Risk ETF	PAGE 3	TSR-AR-132061862

Cambria Trinity ETF TICKER: TRTY (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/TRTY. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Trinity ETF	$1	0.01%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Trinity ETF is an actively managed ETF that employs a combination of trend-following and buy-and-hold methodologies. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Total Return Index.

For the 12-month period ended April 30, 2026, the fund outperformed its benchmark, returning 26.72% versus 16.19% for the S&P Balanced Equity and Bond – Moderate Total Return Index.

The Fund recorded positive returns during the reporting period. As a hybrid buy-and-hold and trend-following strategy that participates broadly across global publicly investable assets, the Fund benefited from strength in foreign developed equities (Cambria Foreign Shareholder Yield ETF, +50.25%), emerging-market equities (Cambria Emerging Shareholder Yield ETF, +51.42%), and global value equities (Cambria Global Value ETF, +42.86%). A powerful advance in gold and gold-mining shares (VanEck Gold Miners ETF, +88.37%), broad commodities, and managed-futures exposure also contributed meaningfully. Detractors were limited, with the Fund’s bitcoin exposure (VanEck Bitcoin ETF, -20.99%) and its allocation to the Cambria Tail Risk ETF (-5.69%) the most notable.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Trinity ETF	PAGE 1	TSR-AR-132061839

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/10/2018)
Cambria Trinity ETF at NAV	26.72	6.70	6.42
MSCI ACWI Net (USD) Total Return Index	31.00	10.68	12.03
Bloomberg Global Aggregate Total Return Index	2.55	-1.46	0.71
MSCI AC World Index Gross (USD)	31.55	11.18	12.56
S&P Balanced Equity and Bond - Moderate Total Return Index	16.19	6.09	8.09

Visit https://cambriafunds.com/TRTY for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$142,895,642
Number of Holdings	34
Net Advisory Fee	$0
30-Day SEC Yield	3.11%
30-Day SEC Yield Unsubsidized	3.11%
Portfolio Turnover	34%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Cambria Foreign Shareholder Yield ETF	8.4%
Cambria Global Value ETF	8.0%
Cambria Value and Momentum ETF	7.6%
Vanguard Intermediate-Term Treasury ETF	6.4%
Cambria Emerging Shareholder Yield ETF	6.4%
Cambria Tactical Yield ETF	5.7%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	4.7%
Cambria Chesapeake Pure Trend ETF	4.1%
Cambria Global Real Estate ETF	3.9%
Cambria Micro and SmallCap Shareholder Yield ETF	3.1%
Sector Breakdown**
■ Exchange Traded Funds (99.69%) ■ Cash & Other (0.1%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/TRTY.

Cambria Trinity ETF	PAGE 2	TSR-AR-132061839

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Trinity ETF	PAGE 3	TSR-AR-132061839

Cambria Value and Momentum ETF TICKER: VAMO (Listed on Cboe BZX Exchange, Inc.) Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Value and Momentum ETF	$72	0.64%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Value and Momentum ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index.

For the 12-month period ended April 30, 2026, the fund underperformed its benchmark, returning 24.39% versus 31.05% for the S&P 500 Total Return Index.

During the reporting period, the highest returns came from Planet Labs PBC and Tutor Perini Corp, which returned 1,032.40% and 329.25%, respectively. The worst performers were Freddie Mac and Stride Inc., which returned -60.82% and -57.01%, respectively.

The Fund recorded positive returns during the reporting period. The Cambria Value and Momentum ETF is a multi-factor strategy focusing on Value and Momentum, with the ability to hedge up to 100% of its notional equity exposure using S&P 500 index futures. Security selection was strong, particularly within Industrials, Financials, and Materials. However, the Fund’s equity hedge was the dominant influence on results: carrying a substantial short-futures position in a strongly rising market sharply reduced net returns and was the principal reason the Fund trailed the unhedged S&P 500. An underweight to Information Technology also detracted.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the fund.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Value and Momentum ETF at NAV	24.39	10.40	5.75
S&P 500 Total Return Index	31.05	13.14	15.26
Visit https://cambriafunds.com/vamo for more recent performance information.

Cambria Value and Momentum ETF	PAGE 1	TSR-AR-132061888

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2026)
Net Assets	$83,102,922
Number of Holdings	103
Net Advisory Fee	$398,075
30-Day SEC Yield	0.93%
30-Day SEC Yield Unsubsidized	0.93%
Portfolio Turnover	74%

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
First American Treasury Obligations Fund - Class X, 3.59%	6.6%
First American Government Obligations Fund - Class X, 3.58%	1.7%
TD SYNNEX Corp.	1.2%
Garrett Motion, Inc.	1.2%
IES Holdings, Inc.	1.1%
Visteon Corp.	1.1%
Rush Street Interactive, Inc.	1.1%
Enova International, Inc.	1.0%
Primoris Services Corp.	1.0%
Liberty Energy, Inc.	1.0%
Sector Breakdown**

■ Financials (20.1%)

■ Energy (17.5%)

■ Consumer Discretionary (17.2%)

■ Industrials (13.1%)

■ Heath Care (7.7%)

■ Information Technology (3.8%)

■ Materials (3.6%)

■ Communication Services (2.6%)

■ Consumer Staples (1.8%)

■ Cash & Other (12.6%)

*	Percentages are stated as a percent of total net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/vamo.

FUND CHANGES

There have been no changes.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Value and Momentum ETF	PAGE 2	TSR-AR-132061888

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Cambria Emerging Shareholder Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Fixed Income Trend ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$12,750	$8,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Foreign Shareholder Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Asset Allocation ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Momentum ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Real Estate ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Value ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria LargeCap Shareholder Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$12,000	$8,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Micro and SmallCap Shareholder Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$15,000	$11,250
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Shareholder Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Tactical Yield ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,500	$10,875
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Tail Risk ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Trinity ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Value and Momentum ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Fixed Income Trend ETF (CFIT)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Global Momentum ETF (GMOM)

Cambria Global Real Estate ETF (BLDG)

Cambria Global Value ETF (GVAL)

Cambria LargeCap Shareholder Yield ETF (LYLD)

Cambria Micro and SmallCap Shareholder Yield ETF (MYLD)

Cambria Shareholder Yield ETF (SYLD)

Cambria Tactical Yield ETF (TYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Value and Momentum ETF (VAMO)

All Funds above are traded on the Cboe BZX Exchange, Inc.

Financial Statements

April 30, 2026

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

April 30, 2026

COMMON STOCKS - 99.0%	Shares	Value
Brazil - 7.3%
Ambev SA	2,516,660	$7,415,095
Cia de Saneamento de Minas Gerais Copasa MG	818,408	8,954,591
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,180,511	5,576,185
Direcional Engenharia SA	2,042,551	5,308,702
Grupo SBF SA	2,714,635	6,068,704
Lojas Renner SA	2,278,544	6,239,561
Petroleo Brasileiro SA - Petrobras	710,732	7,851,093
TIM SA	1,537,334	8,006,754
		55,420,685

China - 19.6%
Bank of Communications Co. Ltd. - Class H	8,411,861	7,678,877
CGN Power Co. Ltd. - Class H (a)	18,849,479	8,374,872
China Coal Energy Co. Ltd. - Class H	5,063,683	9,451,777
China Pacific Insurance Group Co. Ltd. - Class H	1,869,888	8,121,748
China Petroleum & Chemical Corp. - Class H	10,874,768	6,400,598
China Shenhua Energy Co. Ltd. - Class H	1,254,874	7,741,527
Consun Pharmaceutical Group Ltd.	2,898,312	6,001,994
COSCO SHIPPING Holdings Co. Ltd. - Class H	3,150,721	5,792,580
CSPC Pharmaceutical Group Ltd.	6,857,239	7,362,832
ENN Energy Holdings Ltd.	709,316	5,533,254
Fufeng Group Ltd.	6,711,319	5,578,128
Huadian Power International Corp. Ltd. - Class H	15,013,205	8,146,329
JNBY Design Ltd.	3,166,150	8,658,657
Lonking Holdings Ltd.	19,539,654	8,282,369
PetroChina Co. Ltd. - Class H	6,326,498	9,716,919
Sinotruk Hong Kong Ltd.	2,156,072	10,586,981
Zhongsheng Group Holdings Ltd.	3,395,324	3,077,791
Zhuzhou CRRC Times Electric Co. Ltd. - Class H	1,414,255	6,471,356
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	7,626,094	7,662,606
ZTO Express Cayman, Inc.	315,132	7,865,727
		148,506,922

Czech Republic - 2.8%
CEZ AS	125,147	7,209,924
Komercni Banka AS	126,642	6,741,383
Moneta Money Bank AS (a)	797,171	7,017,482
		20,968,789

Greece - 3.4%
Eurobank SA	1,548,734	6,689,053
JUMBO SA	185,444	5,058,118
National Bank of Greece SA	424,173	6,683,398
Piraeus Bank SA	813,191	7,587,518
		26,018,087

Hungary - 1.1%
Magyar Telekom Telecommunications PLC	1,075,656	8,513,933

India - 4.1%
Bank of Baroda	771,696	2,142,061
Coal India Ltd.	829,518	4,207,730
Indian Bank	833,031	7,476,445
Malco Energy Ltd. (b)(c)	878,370	1,161,520
Oil & Natural Gas Corp. Ltd.	1,216,332	3,838,772
Oil India Ltd.	1,235,169	6,387,072
Talwandi Sabo Power Ltd. (b)(c)	878,370	1,161,520
Vedanta Aluminium Metal Ltd. (b)(c)	878,370	1,161,520
Vedanta Iron and Steel Ltd. (b)(c)	878,370	1,161,520
Vedanta Ltd.	878,370	2,513,033
		31,211,193

Indonesia - 0.5%
United Tractors Tbk PT	2,404,726	4,035,661

Mexico - 0.7%
Genomma Lab Internacional SAB de CV - Class B	5,477,496	5,151,860

Poland - 5.2%
Alior Bank SA	239,797	8,186,625
Bank Polska Kasa Opieki SA	125,529	7,836,905
Powszechna Kasa Oszczednosci Bank Polski SA	251,121	6,556,525
Powszechny Zaklad Ubezpieczen SA	356,638	6,257,497
XTB SA (a)	388,226	10,924,479
		39,762,031
Russia - 0.0% (d)
Alrosa PJSC (b)(c)	538,800	0	(e)
Federal Grid Co. - Rosseti PJSC (b)(c)	328,200,000	5
Gazprom Neft PJSC (b)(c)	223,200	0	(e)
Gazprom PJSC (b)(c)	423,000	0	(e)
Inter RAO UES PJSC (b)(c)	11,040,000	0	(e)
LUKOIL PJSC (b)(c)	17,160	0	(e)
Magnitogorsk Iron & Steel Works PJSC (b)(c)	1,560,000	0	(e)
NovaBev Group PJSC (b)(c)	162,720	0	(e)
Novolipetsk Steel PJSC (b)(c)	458,400	0	(e)
OGK-2 PJSC (b)(c)	94,200,000	1
Sberbank of Russia PJSC (b)(c)	276,600	0	(e)
Severstal PAO (b)(c)	85,200	0	(e)
Unipro PAO (b)(c)	21,240,000	0	(e)
		6

South Africa - 11.0%
Exxaro Resources Ltd.	416,221	5,494,892
FirstRand Ltd.	1,183,043	6,266,239
Investec Ltd.	842,815	7,012,707
Investec PLC	843,641	7,179,622
Momentum Group Ltd.	3,349,506	7,610,914
Motus Holdings Ltd.	1,089,822	7,290,342
MTN Group Ltd.	704,903	8,844,348
Nedbank Group Ltd.	398,056	6,383,712
Reunert Ltd.	1,971,932	8,260,628
Sanlam Ltd.	1,270,305	6,525,589
Tiger Brands Ltd.	456,576	7,948,794
Truworths International Ltd.	1,385,398	4,305,691
		83,123,478

South Korea - 17.8%
DB Insurance Co. Ltd.	52,798	5,966,117
Doosan Bobcat, Inc.	111,447	5,410,049
GS Holdings Corp.	162,150	8,953,671
Hanmi Semiconductor Co. Ltd.	51,227	12,710,043
HD Construction Equipment Co. Ltd.	124,370	15,420,471
HD Hyundai Co. Ltd.	47,436	9,930,473
KB Financial Group, Inc.	101,172	10,948,022
KEPCO Plant Service & Engineering Co. Ltd.	185,036	7,759,735
Kia Corp.	64,647	6,616,380
KT&G Corp.	78,645	9,454,156
LG Uplus Corp.	546,356	5,834,870
Samsung C&T Corp.	47,558	9,571,240
Samsung Life Insurance Co. Ltd.	63,500	10,681,803
Shinhan Financial Group Co. Ltd.	123,133	8,293,545
Woori Financial Group, Inc.	353,599	7,950,733
		135,501,308

Taiwan - 21.5%
Asustek Computer, Inc.	451,149	8,272,738
Catcher Technology Co. Ltd.	987,665	6,514,920

Chicony Electronics Co. Ltd.	1,854,372	7,227,980
Dimerco Express Corp.	2,794,554	6,879,553
Evergreen Marine Corp. Taiwan Ltd.	1,143,686	7,291,407
Genius Electronic Optical Co. Ltd.	491,805	7,900,669
Holy Stone Enterprise Co. Ltd.	1,676,096	11,241,156
Huaku Development Co. Ltd.	1,946,772	7,741,744
IEI Integration Corp.	2,688,963	5,855,811
ITE Technology, Inc.	2,008,159	7,859,102
L&K Engineering Co. Ltd.	351,792	7,438,989
Powertech Technology, Inc.	972,837	6,232,887
Synnex Technology International Corp.	2,748,304	7,156,025
Systex Corp.	1,667,765	6,316,394
Tong Yang Industry Co. Ltd.	1,458,844	3,444,004
Transcend Information, Inc.	1,169,342	9,318,716
Tripod Technology Corp.	644,827	9,127,646
United Microelectronics Corp.	4,248,873	10,365,885
Utechzone Co. Ltd.	1,800,998	13,812,511
Winstek Semiconductor Co. Ltd.	1,412,059	7,487,128
Wisdom Marine Lines Co. Ltd.	2,695,683	6,100,159
		163,585,424

Thailand - 1.9%
Kasikornbank PCL - NVDR	1,232,747	7,336,542
PTT PCL - NVDR	6,542,261	7,074,613
		14,411,155

Turkey - 2.1%
Enerjisa Enerji AS (a)	3,460,111	9,403,651
Turkiye Petrol Rafinerileri AS	1,026,615	6,157,225
		15,560,876
TOTAL COMMON STOCKS (Cost $548,528,588)		751,771,408

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds – 0.9%
First American Treasury Obligations Fund - Class X, 3.59% (f)	6,511,307	6,511,307
TOTAL SHORT-TERM INVESTMENTS (Cost $6,511,307)		6,511,307

TOTAL INVESTMENTS - 99.9% (Cost $555,039,895)		758,282,715
Other Assets in Excess of Liabilities - 0.1%		972,969
TOTAL NET ASSETS - 100.0%		$759,255,684

Percentages are stated as a percent of net assets.

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $35,720,484 or 4.7% of the Fund’s net assets.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,646,086 or 0.6% of net assets as of April 30, 2026.
(c)	Non-income producing security.

(d)	Represents less than 0.05% of net assets.

(e)	Rounds to zero.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Fixed Income Trend ETF

Schedule of Investments

April 30, 2026

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
iShares Convertible Bond ETF	43,283	$4,878,427
iShares Preferred and Income Securities ETF	130,416	4,101,583
State Street SPDR Portfolio High Yield Bond ETF	171,250	4,032,937
Vanguard 0-3 Month Treasury Bill ETF (a)	105,545	7,985,535
TOTAL EXCHANGE TRADED FUNDS (Cost $20,087,212)		20,998,482

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds – 0.9%
First American Treasury Obligations Fund - Class X, 3.59% (b)	190,345	190,345
TOTAL SHORT-TERM INVESTMENTS (Cost $190,345)		190,345

TOTAL INVESTMENTS - 100.0% (Cost $20,277,557)		21,188,827
Other Assets in Excess of Liabilities - 0.0% (c)		4,257
TOTAL NET ASSETS - 100.0%		$21,193,084

Percentages are stated as a percent of net assets.

SPDR – Standard & Poor’s Depository Receipt

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

April 30, 2026

COMMON STOCKS - 98.6%	Shares	Value
Australia - 5.4%
Fortescue Ltd.	438,235	$6,199,697
New Hope Corp. Ltd.	1,987,268	7,840,394
Treasury Wine Estates Ltd.	1,449,877	4,519,808
Woodside Energy Group Ltd.	325,392	7,859,597
Yancoal Australia Ltd.	1,563,329	8,598,934
		35,018,430

Austria - 1.0%
OMV AG	95,399	6,734,719

Canada - 12.8%
Athabasca Oil Corp. (a)	1,041,660	9,171,608
Centerra Gold, Inc.	373,647	6,502,753
Finning International, Inc.	97,598	7,147,678
Imperial Oil Ltd.	58,933	7,894,467
Labrador Iron Ore Royalty Corp.	239,069	4,996,628
Parex Resources, Inc.	400,081	8,429,579
Precision Drilling Corp. (a)	78,514	7,323,388
Russel Metals, Inc.	168,394	6,554,269
Secure Waste Infrastructure Corp. (a)	426,508	7,268,863
Suncor Energy, Inc.	121,512	8,326,526
Tamarack Valley Energy Ltd.	947,097	8,882,847
		82,498,606

Denmark - 1.6%
D/S Norden AS	133,282	6,288,200
Scandinavian Tobacco Group AS(b)	361,965	3,831,611
		10,119,811

France - 7.6%
AXA SA	110,717	5,319,884
Coface SA	297,168	5,493,165
Metropole Television SA (c)	384,920	5,863,882
Pernod Ricard SA	59,091	4,358,103
Rubis SCA	141,398	5,828,245
SCOR SE	164,631	6,128,932
TotalEnergies SE	81,280	7,563,836
Vallourec SACA	286,422	8,622,511
		49,178,558

Germany - 1.8%
Deutsche Bank AG	205,459	6,390,150
Freenet AG	156,727	4,992,220
		11,382,370

Hong Kong - 7.2%
BOC Hong Kong Holdings Ltd.	1,077,488	6,151,965
Cathay Pacific Airways Ltd.	3,848,903	5,690,430
Orient Overseas International Ltd.	330,517	5,760,047
Skyworth Group Ltd. (a)	10,137,491	8,102,227
United Energy Group Ltd.	94,846,985	5,812,519
VTech Holdings Ltd.	655,355	5,045,376
WH Group Ltd. (b)	4,641,127	5,641,051
Yue Yuen Industrial Holdings Ltd.	2,335,623	4,338,757
		46,542,372
Ireland - 1.8%
Bank of Ireland Group PLC	281,692	5,534,393
DCC PLC	77,548	5,845,989
		11,380,382

Italy - 5.8%
Banco BPM SpA	440,191	6,398,486
Eni SpA	284,143	8,003,652
Intesa Sanpaolo SpA	779,394	5,282,616
Saipem SpA (c)	1,937,265	10,472,563
Unipol Assicurazioni SpA	266,895	6,953,980
		37,111,297

Japan - 23.5%
Aisin Corp.	265,935	4,227,136
Alps Alpine Co. Ltd.	409,000	6,182,482
Amada Co. Ltd.	436,924	7,337,186
Artience Co. Ltd.	239,219	5,974,554
Cosmo Energy Holdings Co. Ltd.	194,800	4,980,898
Daicel Corp.	590,358	4,645,786
Daiichi Life Group, Inc.	638,532	5,873,246
Idemitsu Kosan Co. Ltd.	691,202	5,953,728
Isetan Mitsukoshi Holdings Ltd.	338,049	6,410,958
Japan Post Holdings Co. Ltd.	517,324	6,023,964
Kansai Paint Co. Ltd.	339,783	5,084,103
Kawasaki Kisen Kaisha Ltd.	384,213	6,288,817
Kuraray Co. Ltd.	519,010	5,450,177
MS&AD Insurance Group Holdings, Inc.	215,700	5,558,007
Nagase & Co. Ltd.	856,208	6,439,813
NGK Corp.	245,699	7,785,844
Nippon Electric Glass Co. Ltd.	135,702	7,060,093
Nippon Shokubai Co. Ltd.	426,192	5,873,394
Nippon Yusen KK	162,318	5,877,684
Press Kogyo Co. Ltd.	1,002,110	5,050,396
Sompo Holdings, Inc.	153,876	5,697,801
Tokyo Gas Co. Ltd.	129,578	5,520,649
Toyo Seikan Group Holdings Ltd.	208,600	4,315,770
Toyoda Gosei Co. Ltd.	230,480	6,811,861
Tsukishima Holdings Co. Ltd.	274,159	5,472,498
Yamaha Corp.	753,800	5,416,786
		151,313,631

Luxembourg - 2.1%
RTL Group SA	137,758	5,295,027
Tenaris SA	263,667	8,426,426
		13,721,453

Netherlands - 5.2%
Aegon Ltd.	691,142	5,697,598
ASR Nederland NV	75,605	5,728,673
EXOR NV	62,770	4,921,173
Koninklijke Ahold Delhaize NV	131,355	6,169,695
NN Group NV	70,278	6,128,416
Signify NV (b)	221,790	5,029,086
		33,674,641

Norway - 7.3%
Aker BP ASA (c)	217,584	8,468,789
Aker Solutions ASA	1,750,520	7,965,927
DNO ASA	3,011,818	6,446,442
Equinor ASA	231,536	9,291,729
Hoegh Autoliners ASA	556,754	7,962,471
Wallenius Wilhelmsen ASA	520,906	6,668,263
		46,803,621

Spain - 1.2%
Repsol SA	286,898	7,670,457

United Kingdom - 14.3%
Aberdeen Group PLC	2,032,174	5,754,540
Balfour Beatty PLC	550,265	6,109,979
Beazley PLC	478,847	8,314,289

Berkeley Group Holdings PLC (a)	104,333	4,551,587
BP PLC	906,305	7,199,729
British American Tobacco PLC	92,225	5,425,148
Drax Group PLC	493,730	5,936,396
Future PLC	750,913	3,410,779
Kingfisher PLC	1,295,688	5,049,532
Legal & General Group PLC	1,590,371	5,447,024
M&G PLC	1,431,872	5,897,858
Shell PLC	146,870	6,647,112
Subsea 7 SA	275,068	9,892,674
Tesco PLC	903,155	5,924,232
Vodafone Group PLC	4,132,364	6,593,091
		92,153,970
TOTAL COMMON STOCKS (Cost $493,731,461)		635,304,318

SHORT-TERM INVESTMENTS - 2.6%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 2.3%
First American Government Obligations Fund - Class X, 3.58% (d)	14,466,764	14,466,764

Money Market Funds – 0.3%
First American Treasury Obligations Fund - Class X, 3.59% (d)	2,058,193	2,058,193
TOTAL SHORT-TERM INVESTMENTS (Cost $16,524,957)		16,524,957

TOTAL INVESTMENTS - 101.2% (Cost $510,256,418)		651,829,275
Liabilities in Excess of Other Assets - (1.2)%		(8,006,779)
TOTAL NET ASSETS - 100.0%		$643,822,496

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities was $14,501,748 or 2.3% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $13,945,467 or 2.2% of the Fund's net assets.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Schedule of Investments

April 30, 2026

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	5,183	$603,975
Alpha Architect International Quantitative Momentum ETF (b)	38,402	1,709,657
Alpha Architect US Quantitative Momentum ETF (b)	38,800	2,977,291
Cambria Emerging Shareholder Yield ETF (c)	158,701	7,144,719
Cambria Foreign Shareholder Yield ETF (c)	127,823	4,955,698
Cambria Global Real Estate ETF (c)	170,425	4,398,192
Cambria Global Value ETF (c)	132,656	4,676,124
Cambria LargeCap Shareholder Yield ETF (c)	46,441	1,398,115
Cambria Micro and SmallCap Shareholder Yield ETF (b)(c)	52,108	1,583,614
Cambria Shareholder Yield ETF (b)(c)	37,179	2,958,705
Cambria Tactical Yield ETF (c)	137,090	3,453,297
Cambria Value and Momentum ETF (c)	78,192	2,798,492
Graniteshares Gold Trust (a)	52,886	2,402,082
Invesco Global Ex US High Yield Corporate Bond ETF	59,501	1,179,310
JPMorgan USD Emerging Markets Sovereign Bond ETF	46,184	1,851,138
Schwab US TIPS ETF	65,786	1,767,670
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	76,110	2,840,425
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (b)	30,164	1,225,262
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	98,313	2,805,853
VanEck Bitcoin Trust (a)	9,959	215,114
VanEck Emerging Markets High Yield Bond ETF (b)	120,328	2,419,796
VanEck Gold Miners ETF	11,554	1,020,102
VanEck J. P. Morgan EM Local Currency Bond ETF	71,498	1,827,489
Vanguard Intermediate-Term Corporate Bond ETF	21,533	1,784,009
Vanguard Intermediate-Term Treasury ETF	19,623	1,163,448
Vanguard Long-Term Treasury ETF (b)	20,985	1,149,348
Vanguard Short-Term Corporate Bond ETF (b)	14,774	1,171,135
Vanguard Total Bond Market ETF	32,006	2,352,441
Vanguard Total International Bond ETF	59,074	2,838,506
TOTAL EXCHANGE TRADED FUNDS (Cost $56,835,981)		68,671,007

SHORT-TERM INVESTMENTS- 10.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending – 10.4%
First American Government Obligations Fund - Class X, 3.58% (d)	7,172,914	7,172,914

Money Market Funds – 0.4%
First American Treasury Obligations Fund - Class X, 3.59% (d)	255,744	255,744
TOTAL SHORT-TERM INVESTMENTS (Cost $7,428,658)		7,428,658

TOTAL INVESTMENTS - 110.4% (Cost $64,264,639)		76,099,665
Liabilities in Excess of Other Assets - (10.4)%		(7,161,409)
TOTAL NET ASSETS - 100.0%		$68,938,256

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depository Receipt

TIPS – Treasury Inflation-Protected Security

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $7,057,514 or 10.2% of the Fund's net assets.

(c)	Affiliated security as defined by the Investment Company Act of 1940.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Transactions with affiliated companies during the year ended April 30, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$4,924,593	$829,074	$(654,654)	$7,144,719	158,701	$346,859	$2,077,213	$(31,507)
Cambria Foreign Shareholder Yield ETF	2,549,071	1,074,362	(103,358)	4,955,698	127,823	168,582	1,415,358	20,265
Cambria Global Real Estate ETF	3,495,521	587,526	(113,192)	4,398,192	170,425	168,213	411,123	17,214
Cambria Global Value ETF	3,696,455	578,257	(831,527)	4,676,124	132,656	126,981	1,228,645	4,294
Cambria LargeCap Shareholder Yield ETF	1,043,456	174,832	(63,993)	1,398,115	46,441	35,083	241,144	2,676
Cambria Micro and SmallCap Shareholder Yield ETF	927,207	239,107	(34,673)	1,583,614	52,108	31,534	444,352	7,621
Cambria Shareholder Yield ETF	1,870,315	477,656	(65,089)	2,958,705	37,179	51,736	641,297	34,526
Cambria Tactical Yield ETF	3,118,565	476,438	(113,098)	3,453,297	137,090	155,024	(29,755)	1,147
Cambria Value and Momentum ETF	2,314,147	367,611	(397,181)	2,798,492	78,192	16,636	385,265	128,650
	$23,939,330	$4,804,863	$(2,376,765)	$33,366,956	940,615	$1,100,648	$6,814,642	$184,886

  The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF
Schedule of Investments

April 30, 2026

EXCHANGE TRADED FUNDS - 99.7%	Shares	Value
Cambria Emerging Shareholder Yield ETF (a)	192,673	$8,674,138
Cambria Foreign Shareholder Yield ETF (a)	442,167	17,142,815
Cambria Global Value ETF (a)	465,702	16,415,996
Cambria Micro and SmallCap Shareholder Yield ETF (a)	277,832	8,443,592
FlexShares Morningstar Global Upstream Natural Resources Index Fund	147,919	8,142,941
Graniteshares Gold Trust (b)	165,881	7,534,315
Grizzle Growth ETF (a)	162,654	8,894,913
Invesco DB Base Metals Fund	327,847	8,150,276
Invesco DB Energy Fund	261,306	8,667,520
Invesco DB Precious Metals Fund	65,628	7,126,545
iShares Global Energy ETF	152,910	8,686,817
iShares Global Industrials ETF (c)	42,188	8,264,629
iShares Global Utilities ETF (c)	97,492	8,651,362
VanEck Gold Miners ETF	76,877	6,787,470
Vanguard FTSE All World ex-US Small-Cap ETF (c)	52,430	8,288,659
TOTAL EXCHANGE TRADED FUNDS (Cost $111,257,297)		139,871,988

SHORT-TERM INVESTMENTS - 3.5%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 3.1% First American Government Obligations Fund - Class X, 3.58% (d)	4,363,725	4,363,725

Money Market Funds – 0.4% First American Treasury Obligations Fund - Class X, 3.59% (d)	500,903	500,903
TOTAL SHORT-TERM INVESTMENTS (Cost $4,864,628)		4,864,628

TOTAL INVESTMENTS - 103.2% (Cost $116,121,925)		144,736,616
Liabilities in Excess of Other Assets - (3.2)%		(4,426,008)
TOTAL NET ASSETS - 100.0%		$140,310,608

Percentages are stated as a percent of net assets.

FTSE – Financial Times Stock Exchange

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $4,376,046 or 3.1% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Transactions with affiliated companies during the year ended April 30, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$-	$7,627,928	$(926,941)	$8,674,138	192,673	$413,652	$1,915,435	$57,716
Cambria Foreign Shareholder Yield ETF	6,283,002	8,377,872	(1,645,318)	17,142,815	442,167	407,232	3,985,561	141,698
Cambria Global Value ETF	6,284,673	8,330,362	(2,102,574)	16,415,996	465,702	350,706	3,664,715	238,820
Cambria Micro and SmallCap Shareholder Yield ETF	-	7,833,487	(101,193)	8,443,592	277,832	44,220	712,438	(1,140)
Grizzle Growth ETF	-	7,575,791	(612,922)	8,894,913	162,654	31,729	1,878,188	53,856
	$12,567,675	$39,745,440	$(5,388,948)	$59,571,454	1,541,028	$1,247,539	$12,156,337	$490,950

Transactions with affiliated companies during the period ended April 30, 2026 that are no longer affiliated as of April 30, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Tactical Yield ETF	$12,402,162	$-	$(12,385,076)	$-	-	$-	$26,850	$(43,936)
Cambria Tail Risk ETF	6,146,684	-	(5,679,876)	-	-	53,016	67,440	(534,248)
	$18,548,846	$-	$(18,064,952)	$-	-	$53,016	$94,290	$(578,184)

Grand Total	$31,116,521	$39,745,440	$(23,453,900)	$59,571,454	1,541,028	$1,300,555	$12,250,627	$(87,234)

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF
Schedule of Investments

April 30, 2026

REAL ESTATE INVESTMENT TRUSTS - 98.8%	Shares	Value
Belgium - 3.9% Ascencio	10,889	$637,079
Cofinimmo SA	6,938	682,775
Retail Estates NV	8,536	680,243
		2,000,097
Canada - 2.7%
CT Real Estate Investment Trust	51,673	666,478
Granite Real Estate Investment Trust	10,186	688,915
		1,355,393
France - 1.4%
ICADE	28,854	692,870

Hong Kong - 2.4% Fortune Real Estate Investment Trust	1,004,251	623,129
Sunlight Real Estate Investment Trust	1,946,005	578,895
		1,202,024
Japan - 7.2% AEON REIT Investment Corp.	772	618,862
Fukuoka REIT Corp.	561	646,446
Global One Real Estate Investment Corp.	749	584,158
Hankyu Hanshin REIT, Inc.	663	630,158
NIPPON REIT Investment Corp.	1,102	629,996
Tokyu REIT, Inc.	488	600,357
		3,709,977
Mexico - 1.3% Fibra MTY SAPI de CV	791,627	684,293

Netherlands - 1.3% Wereldhave NV	26,329	679,825

Singapore - 1.2% Sasseur Real Estate Investment Trust	1,207,654	635,707

South Africa - 3.6%
Attacq Ltd.	610,903	610,261
Growthpoint Properties Ltd.	620,537	609,082
Hyprop Investments Ltd.	183,697	615,025
		1,834,368
Turkey - 10.0% Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,320,624	601,496
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (a)	7,051,077	518,086
Panora Gayrimenkul Yatirim Ortakligi	249,987	719,785
Pasifik Gayrimenkul Yatirim Ortakligi	9,358,108	621,323
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	771,909	517,627
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	6,609,557	535,379
Torunlar Gayrimenkul Yatirim Ortakligi AS	334,937	726,436
Yeni Gimat Gayrimenkul Ortakligi AS	169,552	900,580
		5,140,712
United Kingdom - 1.3% Target Healthcare REIT PLC	479,249	680,831

United States - 62.5% (b)
Agree Realty Corp.	8,368	645,257
Alexandria Real Estate Equities, Inc.	13,307	539,067
Alpine Income Property Trust, Inc.	34,520	648,976
American Homes 4 Rent - Class A	22,548	717,928

Brixmor Property Group, Inc.	21,898	658,911
Broadstone Net Lease, Inc.	34,908	691,178
BXP, Inc.	12,353	722,156
CareTrust REIT, Inc.	16,725	659,801
Chatham Lodging Trust	79,562	690,598
Chiron Real Estate, Inc.	18,933	663,980
Community Healthcare Trust, Inc.	40,283	693,673
Cousins Properties, Inc.	29,241	748,862
DiamondRock Hospitality Co.	66,114	674,363
EastGroup Properties, Inc.	3,422	688,507
EPR Properties	12,134	677,199
Essential Properties Realty Trust, Inc.	20,469	643,341
Four Corners Property Trust, Inc.	26,314	672,849
Franklin Street Properties Corp.	875,971	570,783
Gaming and Leisure Properties, Inc.	13,763	666,955
Gladstone Land Corp.	56,713	543,878
Global Net Lease, Inc.	70,658	675,491
Highwoods Properties, Inc.	29,858	725,848
Hudson Pacific Properties, Inc. (a)	111,009	1,022,393
Innovative Industrial Properties, Inc.	12,147	658,975
Invitation Homes, Inc.	25,394	730,585
Kilroy Realty Corp.	22,886	761,188
LTC Properties, Inc.	16,942	647,523
LXP Industrial Trust	14,034	714,611
National Health Investors, Inc.	7,633	587,054
NET Lease Office Properties	44,347	579,172
NETSTREIT Corp. (c)	33,158	682,060
NNN REIT, Inc.	14,880	651,595
Omega Healthcare Investors, Inc.	13,926	654,104
Phillips Edison & Co., Inc.	16,887	678,266
Piedmont Realty Trust, Inc. - Class A (a)	97,155	812,216
Postal Realty Trust, Inc. - Class A	34,543	755,801
Regency Centers Corp.	8,453	658,066
Rexford Industrial Realty, Inc.	18,651	669,384
Sabra Health Care REIT, Inc.	31,469	650,150
Sila Realty Trust, Inc.	26,409	803,626
STAG Industrial, Inc.	17,339	668,939
Sun Communities, Inc.	4,836	618,234
Terreno Realty Corp.	10,196	664,779
Universal Health Realty Income Trust	15,889	646,682
VICI Properties, Inc.	23,171	676,593
Welltower, Inc.	3,252	706,790
WP Carey, Inc.	9,223	672,633
		31,991,020
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,648,717)		50,607,117

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Money Market Funds – 1.0% First American Treasury Obligations Fund - Class X, 3.59% (d)	527,884	527,884

Investments Purchased with Proceeds from Securities Lending – 0.5% First American Government Obligations Fund - Class X, 3.58% (d)	230,706	230,706
TOTAL SHORT-TERM INVESTMENTS (Cost $758,590)		758,590

TOTAL INVESTMENTS - 100.3% (Cost $47,407,307)		51,365,707
Liabilities in Excess of Other Assets - (0.3)%		(139,145)
TOTAL NET ASSETS - 100.0%		$51,226,562

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $225,982 or 0.4% of Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

April 30, 2026

COMMON STOCKS – 92.5%	Shares	Value
Austria - 11.3% ANDRITZ AG	51,460	$4,366,647
AT&S Austria Technologie & Systemtechnik AG (a)	191,596	21,092,560
BAWAG Group AG (b)	31,668	5,415,271
Erste Group Bank AG	45,607	5,042,227
OMV AG	69,060	4,875,310
Raiffeisen Bank International AG	123,519	6,726,541
Verbund AG - Class A	50,004	3,764,796
voestalpine AG	133,169	6,861,320
Wienerberger AG	95,614	2,765,045
		60,909,717
Brazil - 4.9% Axia Energia SA	474,506	5,958,396
Banco Santander Brasil SA	547,966	3,219,098
Telefonica Brasil SA	735,068	5,847,233
TIM SA	1,070,121	5,573,412
Vale SA	375,395	6,164,853
		26,762,992
Chile - 6.9%
Banco Itau Chile SA	207,008	4,233,057
Banco Santander Chile	47,486,174	3,797,058
CAP SA (a)	698,598	5,446,333
Cencosud SA	1,051,826	2,659,344
Cia Sud Americana de Vapores SA	60,936,863	3,453,818
Colbun SA	22,470,178	3,346,266
Empresas CMPC SA	2,317,131	2,874,107
Empresas Copec SA	521,604	3,653,738
Enel Americas SA	37,148,634	3,467,938
Quinenco SA	922,156	4,509,270
		37,440,929
Colombia - 9.4% Celsia SA	3,690,733	5,061,648
Cementos Argos SA	1,413,243	4,622,135
Ecopetrol SA	8,517,205	6,086,243
Grupo Argos SA	988,708	4,293,426
Grupo Cibest SA	238,220	4,939,224
Grupo de Inversiones Suramericana SA	554,106	7,806,390
Grupo Energia Bogota SA ESP	5,219,371	4,368,017
Interconexion Electrica SA ESP	701,477	5,425,207
Mineros SA	2,246,403	8,396,637
		50,998,927
Czech Republic - 8.0% CEZ AS	151,088	8,704,428
Komercni Banka AS	212,218	11,296,748
Moneta Money Bank AS (b)	1,862,843	16,398,574
Philip Morris CR AS	7,463	6,824,694
		43,224,444
Greece - 0.0% (c) FF Group (a)(d)	25,214	0

Hong Kong - 8.9% BOC Hong Kong Holdings Ltd.	804,335	4,592,386
China Overseas Land & Investment Ltd.	2,111,278	3,579,671
China Resources Land Ltd.	1,095,429	4,545,348
CK Asset Holdings Ltd.	872,593	5,443,331
CK Hutchison Holdings Ltd.	641,684	5,329,275
Geely Automobile Holdings Ltd.	1,539,237	4,500,291

Sino Land Co. Ltd.	3,489,832	5,565,018
Swire Pacific Ltd. - Class A	411,866	4,459,143
Swire Properties Ltd.	1,672,619	5,338,713
Wharf Real Estate Investment Co. Ltd.	1,474,546	4,582,247
		47,935,423
Netherlands - 0.7% JBS NV (a)	247,155	3,982,491

Poland - 9.4% Alior Bank SA	127,834	4,364,229
Allegro.eu SA (a)(b)	395,518	3,245,609
Asseco Poland SA	79,739	4,004,769
KGHM Polska Miedz SA (a)	106,350	8,884,016
Orange Polska SA	1,419,279	5,824,259
ORLEN SA	192,540	7,060,367
PGE Polska Grupa Energetyczna SA (a)	1,453,584	4,270,765
Powszechny Zaklad Ubezpieczen SA	220,170	3,863,058
Tauron Polska Energia SA (a)	1,942,479	5,072,695
XTB SA (b)	152,867	4,301,598
		50,891,365
Russia - 0.0% (c)
Alrosa PJSC (a)(d)	1,262,976	0	(e
Gazprom Neft PJSC (a)(d)	334,880	0	(e
Gazprom PJSC (a)(d)	373,048	0	(e
Rosneft Oil Co. PJSC (a)(d)	198,016	0	(e
Sberbank of Russia PJSC (a)(d)	287,609	0	(e
Severstal PAO (a)(d)	82,992	0	(e
Unipro PAO (a)(d)	22,421,984	0	(e
		0	(e
Singapore - 9.1% CapitaLand Investment Ltd.	1,865,772	4,075,146
Genting Singapore Ltd.	6,407,578	3,423,282
Jardine Cycle & Carriage Ltd.	183,887	4,706,976
Oversea-Chinese Banking Corp. Ltd.	290,821	5,003,913
Seatrium Ltd.	2,274,177	4,198,866
Sembcorp Industries Ltd.	722,307	3,773,838
Singapore Airlines Ltd.	693,689	3,428,114
Singapore Telecommunications Ltd.	1,277,734	4,607,793
United Overseas Bank Ltd.	128,632	3,653,399
UOL Group Ltd.	820,997	6,856,692
Venture Corp. Ltd.	427,138	5,436,546
		49,164,565
South Africa - 0.2% Valterra Platinum Ltd.	12,431	1,007,315

Thailand - 7.6% Bangkok Bank PCL - NVDR	846,423	4,219,457
Central Pattana PCL - NVDR	2,406,203	4,576,565
Central Retail Corp. PCL - NVDR	5,792,407	3,251,815
Charoen Pokphand Foods PCL - NVDR	4,661,506	2,759,938
Global Power Synergy PCL - NVDR	3,531,739	3,764,949
Kasikornbank PCL - NVDR	738,820	4,396,996
Krung Thai Bank PCL - NVDR	5,378,992	5,445,409
Minor International PCL - NVDR	4,800,493	3,048,400
PTT Exploration & Production PCL - NVDR	1,173,077	5,541,954
PTT PCL - NVDR	3,901,887	4,219,389
		41,224,872
Turkey - 7.6% BIM Birlesik Magazalar AS	285,005	4,677,047
Haci Omer Sabanci Holding AS	1,792,796	3,795,106
Iskenderun Demir ve Celik AS	3,950,428	4,233,281
Pegasus Hava Tasimaciligi AS (a)	564,612	2,256,711

Turk Hava Yollari AO	463,557	3,162,382
Turkcell Iletisim Hizmetleri AS	1,474,469	3,658,048
Turkiye Garanti Bankasi AS	1,286,991	3,811,007
Turkiye Is Bankasi AS - Class C	12,965,113	4,114,656
Turkiye Petrol Rafinerileri AS	1,044,254	6,263,017
Turkiye Sigorta AS	16,322,559	5,079,041
		41,050,296
United Kingdom – 8.5%
Anglo American PLC	107,851	5,263,476
Aviva PLC - Class B (a)	477,176	4,049,136
Barclays PLC	865,011	5,078,434
BP PLC	715,994	5,687,889
Legal & General Group PLC	1,146,204	3,925,752
Lloyds Banking Group PLC	3,734,341	5,065,744
Rio Tinto PLC	58,199	5,819,187
Shell PLC	108,546	4,912,626
Vodafone Group PLC	3,981,621	6,352,584
		46,154,828
TOTAL COMMON STOCKS (Cost $418,780,047)		500,748,164

PREFERRED STOCKS - 4.0%	Shares	Value
Brazil - 3.4% Axia Energia SA (a)	124,680	1,491,084
Gerdau SA	1,323,614	6,073,046
Itau Unibanco Holding SA	458,706	4,011,987
Petroleo Brasileiro SA - Petrobras	649,100	6,471,599
		18,047,716
Colombia - 0.6%
Banco Davivienda SA	521,682	3,300,578
TOTAL PREFERRED STOCKS (Cost $13,730,546)		21,348,294

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
United Kingdom – 0.7% Segro PLC	422,887	3,999,326
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost 4,238,059)		3,999,326

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds – 1.7% First American Treasury Obligations Fund - Class X, 3.59% (f)	9,414,040	9,414,040
TOTAL SHORT-TERM INVESTMENTS (Cost $9,414,040)		9,414,040

TOTAL INVESTMENTS - 98.9% (Cost $446,162,692)		535,509,824
Other Assets in Excess of Liabilities - 1.1%		5,897,523
TOTAL NET ASSETS - 100.0%		$541,407,347

Percentages are stated as a percent of net assets.
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited PJSC - Public Joint Stock Company PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $29,361,052 or 5.4% of the Fund’s net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented less than one rounded dollar or 0.0% of net assets as of April 30, 2026.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Schedule of Investments

April 30, 2026

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 7.6% AT&T, Inc.	4,591	$119,963
Comcast Corp. - Class A	4,006	108,322
Fox Corp. - Class A	1,573	99,870
Verizon Communications, Inc.	2,724	130,833
		458,988
Consumer Discretionary - 11.2% BorgWarner, Inc.	2,060	117,358
eBay, Inc.	1,342	138,870
General Motors Co.	1,385	106,493
Lennar Corp. - Class A	945	85,334
PulteGroup, Inc.	889	108,778
Toll Brothers, Inc.	801	113,854
		670,687
Consumer Staples - 6.6% Dollar Tree, Inc. (a)	1,081	104,976
General Mills, Inc.	2,391	84,426
Kraft Heinz Co.	4,589	103,987
Molson Coors Beverage Co. - Class B	2,374	101,465
		394,854
Energy - 16.1% APA Corp.	2,780	113,229
ConocoPhillips	892	112,196
Devon Energy Corp.	2,287	117,483
EOG Resources, Inc.	1,068	150,129
Exxon Mobil Corp.	706	108,957
Halliburton Co.	2,984	126,223
Marathon Petroleum Corp.	478	118,683
Valero Energy Corp.	490	123,764
		970,664
Financials - 23.7% Aflac, Inc.	1,015	115,375
American Financial Group, Inc.	808	107,682
American International Group, Inc.	1,316	98,437
Bank of New York Mellon Corp.	962	129,264
Citizens Financial Group, Inc.	1,925	125,221
Corebridge Financial, Inc.	3,492	96,170
Hartford Insurance Group, Inc.	826	113,005
MetLife, Inc.	1,368	109,577
PayPal Holdings, Inc.	1,839	92,207
Principal Financial Group, Inc.	1,244	125,532
Prudential Financial, Inc.	962	94,382
Synchrony Financial	1,348	102,718
Truist Financial Corp.	2,260	116,390
		1,425,960
Health Care - 11.1% Cigna Group	406	117,976
Exelixis, Inc. (a)	2,722	121,020
Pfizer, Inc.	4,263	113,822
Tenet Healthcare Corp. (a)	569	100,781
Universal Health Services, Inc. - Class B	501	84,303
Viatris, Inc.	8,544	127,648
		665,550
Industrials - 9.2%
FedEx Corp.	401	161,727
Fortive Corp.	2,107	125,978

JB Hunt Transport Services, Inc.	571	143,624
L3Harris Technologies, Inc.	390	125,014
		556,343
Information Technology - 2.9% TD SYNNEX Corp.	751	171,363

Materials - 8.8%
Ball Corp.	2,206	134,743
CF Industries Holdings, Inc.	1,132	140,594
Eastman Chemical Co.	1,775	129,735
Newmont Corp.	1,138	126,420
		531,492
TOTAL COMMON STOCKS (Cost $5,503,521)		5,845,901

SHORT-TERM INVESTMENTS - 2.7%	Shares	Value
Money Market Funds – 2.7% First American Treasury Obligations Fund - Class X, 3.59% (b)	164,642	164,642
TOTAL SHORT-TERM INVESTMENTS (Cost $164,642)		164,642

TOTAL INVESTMENTS - 99.9% (Cost $5,668,163)		6,010,543
Other Assets in Excess of Liabilities - 0.1%		6,800
TOTAL NET ASSETS - 100.0%		$6,017,343

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments

April 30, 2026

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 5.9% AMC Global Media, Inc. (a)	40,880	$347,071
Cars.com, Inc. (a)	19,981	219,591
Nexstar Media Group, Inc.	1,295	269,541
Scholastic Corp. (b)	9,016	363,886
Spok Holdings, Inc.	19,744	211,063
Ziff Davis, Inc. (a)	7,427	339,860
		1,751,012
Consumer Discretionary - 20.6%
Academy Sports & Outdoors, Inc.	4,922	269,923
American Eagle Outfitters, Inc.	9,839	171,395
BJ’s Restaurants, Inc. (a)	7,473	286,963
Columbia Sportswear Co.	4,703	286,507
Covista, Inc. (a)	2,418	278,602
Ethan Allen Interiors, Inc.	10,897	232,542
Gentex Corp.	11,059	255,574
G-III Apparel Group Ltd.	10,193	317,920
Haverty Furniture Cos., Inc.	10,658	235,968
KB Home	4,118	218,213
Kohl’s Corp.	21,755	308,268
LCI Industries	2,165	258,111
Lear Corp.	2,284	290,365
Macy’s, Inc.	11,474	224,317
Movado Group, Inc.	12,139	330,666
Phinia, Inc.	4,541	327,633
Sally Beauty Holdings, Inc. (a)	19,691	279,218
Signet Jewelers Ltd.	3,164	281,691
Strategic Education, Inc.	3,246	254,487
Sturm Ruger & Co., Inc.	8,193	355,412
Travel + Leisure Co.	3,746	242,216
Tri Pointe Homes, Inc. (a)	7,960	373,245
		6,079,236
Consumer Staples - 6.0% Boston Beer Co., Inc. - Class A (a)	1,296	307,204
Central Garden & Pet Co. (a)	7,808	289,052
Central Garden & Pet Co. - Class A (a)	8,626	289,488
Edgewell Personal Care Co.	14,914	336,311
Nu Skin Enterprises, Inc. - Class A	25,194	183,916
Spectrum Brands Holdings, Inc.	4,378	361,623
		1,767,594
Energy - 15.2%
Dorian LPG Ltd.	10,661	410,982
FutureFuel Corp.	79,482	395,820
International Seaways, Inc.	5,504	456,557
Murphy Oil Corp.	8,503	355,085
Navigator Holdings Ltd.	15,292	333,366
Par Pacific Holdings, Inc. (a)	4,346	285,402
Patterson-UTI Energy, Inc.	45,560	556,743
SM Energy Co.	14,306	443,915
Tidewater, Inc. (a)	5,006	447,186
VAALCO Energy, Inc.	78,207	513,820
World Kinect Corp.	11,084	298,935
		4,497,811
Financials - 24.0%
Banc of California, Inc.	13,475	252,387
Bancorp, Inc. (a)	3,910	233,935
Bread Financial Holdings, Inc.	3,477	294,780
Capitol Federal Financial, Inc.	37,060	284,621

Cathay General Bancorp	5,241	293,653
CNO Financial Group, Inc.	6,127	272,345
Employers Holdings, Inc.	6,259	263,629
Enact Holdings, Inc.	6,631	283,343
First Hawaiian, Inc.	10,151	276,919
First Interstate BancSystem, Inc. - Class A	7,418	263,265
Genworth Financial, Inc. - Class A (a)	29,446	258,830
Hanmi Financial Corp.	9,207	275,381
Heritage Financial Corp.	10,413	286,566
Hilltop Holdings, Inc.	7,612	286,744
Jackson Financial, Inc. - Class A	2,496	288,962
Kearny Financial Corp.	33,941	272,886
Metropolitan Bank Holding Corp.	3,293	290,936
MGIC Investment Corp.	9,102	241,021
Navient Corp.	20,521	189,614
Pathward Financial, Inc.	3,567	309,758
PROG Holdings, Inc.	8,672	310,718
Radian Group, Inc.	7,311	261,953
SLM Corp.	9,910	228,723
Stellar Bancorp, Inc.	8,193	307,729
Western Union Co.	27,507	250,039
WSFS Financial Corp.	4,575	329,263
		7,108,000
Health Care - 1.7% Definitive Healthcare Corp. (a)	117,196	111,699
SIGA Technologies, Inc.	42,083	193,582
Tactile Systems Technology, Inc. (a)	9,104	209,574
		514,855
Industrials - 19.3% ACCO Brands Corp.	69,906	224,398
ArcBest Corp.	3,373	430,294
Boise Cascade Co.	3,455	273,878
Civeo Corp. (a)	11,796	376,292
Concentrix Corp. (b)	6,720	160,070
Covenant Logistics Group, Inc.	11,508	401,169
Ennis, Inc.	14,520	303,178
HNI Corp.	6,378	233,052
Luxfer Holdings PLC	19,442	292,602
ManpowerGroup, Inc.	9,027	273,247
Matson, Inc.	2,125	370,664
MillerKnoll, Inc.	15,890	255,511
Pitney Bowes, Inc.	25,396	392,622
Quanex Building Products Corp.	15,375	306,578
Robert Half, Inc.	9,495	252,662
Rush Enterprises, Inc. - Class A	4,614	341,575
Sensata Technologies Holding PLC	7,802	324,875
Terex Corp.	4,326	269,077
Wabash National Corp.	26,846	233,292
		5,715,036
Information Technology - 4.4% Avnet, Inc.	5,425	447,617
DXC Technology Co. (a)	17,530	198,440
Photronics, Inc. (a)	7,644	378,225
ScanSource, Inc. (a)	6,375	262,140
		1,286,422
Materials - 2.6%
Cabot Corp.	3,876	298,297
SunCoke Energy, Inc.	37,930	258,682
Sylvamo Corp.	5,160	220,487
		777,466
TOTAL COMMON STOCKS (Cost $26,729,534)		29,497,432

SHORT-TERM INVESTMENTS -2.0%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 1.7% First American Government Obligations Fund - Class X, 3.58% (c)	516,098	516,098

Money Market Funds – 0.3% First American Treasury Obligations Fund - Class X, 3.59% (c)	72,658	72,658
TOTAL SHORT-TERM INVESTMENTS (Cost $588,756)		588,756

TOTAL INVESTMENTS - 101.7% (Cost $27,318,290)		30,086,188
Liabilities in Excess of Other Assets - (1.7)%		(504,314)
TOTAL NET ASSETS - 100.0%		$29,581,874

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®") was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $497,750 or 1.7% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF
Schedule of Investments

April 30, 2026

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 6.0% Comcast Corp. - Class A	311,950	$8,435,128
Fox Corp. - Class A	153,839	9,767,238
Sirius XM Holdings, Inc.	396,547	10,682,976
Verizon Communications, Inc.	177,655	8,532,770
Yelp, Inc. (a)	374,485	10,335,786
Ziff Davis, Inc. (a)	209,556	9,589,283
		57,343,181
Consumer Discretionary - 24.7% Abercrombie & Fitch Co. - Class A (a)	102,694	8,764,933
ADT, Inc.	1,372,914	10,338,042
BorgWarner, Inc.	160,603	9,149,553
Boyd Gaming Corp.	106,675	9,275,391
Columbia Sportswear Co.	163,170	9,940,316
Dillard’s, Inc. - Class A	15,982	9,097,274
DR Horton, Inc.	66,287	10,198,918
Ethan Allen Interiors, Inc.	403,128	8,602,751
Garrett Motion, Inc.	490,622	12,564,829
General Motors Co.	116,548	8,961,376
H&R Block, Inc.	293,555	9,314,500
Haverty Furniture Cos., Inc.	433,570	9,599,240
KB Home	177,725	9,417,648
Lear Corp.	73,588	9,355,242
Lennar Corp. - Class A	97,959	8,845,698
LKQ Corp.	307,416	9,708,197
Macy’s, Inc.	478,856	9,361,635
Perdoceo Education Corp.	242,335	8,224,850
PulteGroup, Inc.	76,792	9,396,269
PVH Corp.	136,262	12,459,797
Strategic Education, Inc.	109,529	8,587,074
Taylor Morrison Home Corp. (a)	153,132	9,301,238
Toll Brothers, Inc.	66,415	9,440,228
Travel + Leisure Co.	126,019	8,148,389
Tri Pointe Homes, Inc. (a)	192,292	9,016,572
		237,069,960
Consumer Staples - 5.0% Kraft Heinz Co.	419,404	9,503,695
Molson Coors Beverage Co. - Class B	216,816	9,266,716
Post Holdings, Inc. (a)	93,641	9,808,895
Spectrum Brands Holdings, Inc.	119,875	9,901,675
Tyson Foods, Inc. - Class A	147,719	9,464,356
		47,945,337
Energy - 17.6% APA Corp.	218,261	8,889,771
ConocoPhillips	69,495	8,741,081
Devon Energy Corp.	179,356	9,213,518
EOG Resources, Inc.	63,271	8,894,004
Exxon Mobil Corp.	54,859	8,466,389
Halliburton Co.	232,520	9,835,596
HF Sinclair Corp.	145,612	9,786,583
Marathon Petroleum Corp.	37,030	9,194,179
Murphy Oil Corp.	225,490	9,416,462
NOV, Inc.	457,639	9,363,294
Ovintiv, Inc.	151,402	9,318,793
Par Pacific Holdings, Inc. (a)	143,772	9,441,507
Patterson-UTI Energy, Inc.	821,741	10,041,675
Plains GP Holdings LP	373,161	9,123,786
Talos Energy, Inc. (a)	571,976	9,105,858
Tidewater, Inc. (a)	115,811	10,345,397

Valero Energy Corp.	37,689	9,519,488
World Kinect Corp.	393,250	10,605,952
		169,303,333
Financials - 22.6%
Aflac, Inc.	83,869	9,533,389
American Financial Group, Inc.	70,850	9,442,179
Ameriprise Financial, Inc.	19,938	9,466,363
Assured Guaranty Ltd.	110,201	9,025,462
Bread Financial Holdings, Inc.	119,517	10,132,651
Citizens Financial Group, Inc.	151,914	9,882,006
Corebridge Financial, Inc.	375,579	10,343,446
Federated Hermes, Inc.	156,031	9,063,841
Fifth Third Bancorp	196,025	9,950,229
First Interstate BancSystem, Inc. - Class A	268,312	9,522,393
Franklin Resources, Inc.	376,050	11,270,218
Jackson Financial, Inc. - Class A	83,350	9,649,429
Loews Corp.	84,101	9,470,614
M&T Bank Corp.	43,963	9,611,631
MetLife, Inc.	127,730	10,231,173
Northern Trust Corp.	63,802	10,612,825
PayPal Holdings, Inc.	200,664	10,061,293
Principal Financial Group, Inc.	101,215	10,213,606
SLM Corp.	443,630	10,238,980
Synchrony Financial	132,749	10,115,474
Truist Financial Corp.	198,142	10,204,313
Western Union Co.	986,358	8,965,994
		217,007,509
Health Care - 5.6%
Cigna Group	33,396	9,704,210
Pfizer, Inc.	328,187	8,762,593
Select Medical Holdings Corp.	551,440	9,049,130
Tenet Healthcare Corp. (a)	45,135	7,994,311
Universal Health Services, Inc. - Class B	48,711	8,196,600
Viatris, Inc.	662,665	9,900,215
		53,607,059
Industrials - 7.0%
ManpowerGroup, Inc.	323,870	9,803,545
Matson, Inc.	54,806	9,559,811
Maximus, Inc.	132,936	8,723,260
Ryder System, Inc.	44,171	11,209,275
Terex Corp.	146,947	9,140,103
Timken Co.	88,386	9,801,124
Wabash National Corp.	990,708	8,609,252
		66,846,370
Information Technology - 2.3%
Avnet, Inc.	144,628	11,933,256
Photronics, Inc. (a)	209,702	10,376,055
		22,309,311
Materials - 8.8%
Cabot Corp.	124,717	9,598,221
CF Industries Holdings, Inc.	70,131	8,710,270
Dow, Inc.	229,756	9,302,821
Eastman Chemical Co.	126,954	9,279,068
Greif, Inc. - Class A	134,638	8,783,783
Huntsman Corp.	751,987	10,806,053
LyondellBasell Industries NV - Class A	117,200	8,743,120
Newmont Corp.	87,747	9,747,814
Sylvamo Corp.	224,084	9,575,109
		84,546,259
TOTAL COMMON STOCKS (Cost $893,179,517)		955,978,319

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds – 0.4% First American Treasury Obligations Fund - Class X, 3.59% (b)	3,983,865	3,983,865
TOTAL SHORT-TERM INVESTMENTS (Cost $3,983,865)		3,983,865

TOTAL INVESTMENTS - 100.0% (Cost $897,163,382)		959,962,184
Liabilities in Excess of Other Assets - (0.0)% (c)		(122,657)
TOTAL NET ASSETS - 100.0%		$959,839,527

Percentages are stated as a percent of net assets.

LP - Limited Partnership

The Global Industry Classification Standard (“GICS®") was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than (0.05%) of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Tactical Yield ETF
Schedule of Investments
April 30, 2026

SHORT-TERM INVESTMENTS – 100.0%	Shares	Value
Money Market Funds – 0.6%
First American Treasury Obligations Fund - Class X, 3.59% (a)	200,383	$200,383

U.S. Treasury Bills – 99.4%	Principal
3.64%, 06/11/2026 (b)(c)	$11,225,000	11,178,978
3.49%, 10/01/2026 (b)(c)	10,650,000	10,487,666
3.65%, 12/24/2026 (b)(c)	11,175,000	10,913,757
		32,580,401
TOTAL SHORT-TERM INVESTMENTS (Cost $32,790,046)		32,780,784

TOTAL INVESTMENTS - 100.0% (Cost $32,790,046)		32,780,784
Other Assets in Excess of Liabilities - 0.0% (d)		583
TOTAL NET ASSETS - 100.0%		$32,781,367

Percentages are stated as a percent of net assets.

(a)	The rate shown represent the 7-day annualized yield as of April 30, 2026.
(b)	The rate shown is the annualized yield as of April 30, 2026.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETF
Schedule of Investments
April 30, 2026

U.S. TREASURY OBLIGATIONS - 88.4%		Principal	Value
United States Treasury Note/Bond, 4.25%, 05/15/2035(a)		$140,185,000	$139,139,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,161,105)			139,139,088

PURCHASED OPTIONS - 5.9% (b)	Notional Amount	Contracts	Value
Put Options - 5.9%
S&P 500 Index (c)(d) Expiration: 06/18/2026; Exercise Price: $5,500.00	$36,045,050	50	28,750
Expiration: 09/18/2026; Exercise Price: $5,800.00	3,604,505	5	23,700
Expiration: 09/18/2026; Exercise Price: $6,000.00	127,599,477	177	1,042,530
Expiration: 12/18/2026; Exercise Price: $6,100.00	28,836,040	40	474,600
Expiration: 12/18/2026; Exercise Price: $6,200.00	154,993,715	215	2,800,375
Expiration: 03/19/2027; Exercise Price: $6,400.00	84,345,417	117	2,415,465
Expiration: 06/17/2027; Exercise Price: $6,200.00	32,440,545	45	965,700
Expiration: 06/17/2027; Exercise Price: $6,500.00	40,370,456	56	1,495,480
TOTAL PURCHASED OPTIONS (Cost $16,517,040)			9,246,600

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds – 2.4% First American Treasury Obligations Fund - Class X, 3.59% (e)	3,719,869	3,719,869
TOTAL SHORT-TERM INVESTMENTS (Cost $3,719,869)		3,719,869

TOTAL INVESTMENTS - 96.7% (Cost $161,398,014)		152,105,557
Other Assets in Excess of Liabilities - 3.3%		5,233,583
TOTAL NET ASSETS - 100.0%		$157,339,140

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security
(c)	Exchange-traded
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF
Schedule of Investments
April 30, 2026

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	5,890	$686,362
Cambria Chesapeake Pure Trend ETF (a)(b)	309,657	5,866,607
Cambria Emerging Shareholder Yield ETF (b)(c)	202,350	9,109,797
Cambria Foreign Shareholder Yield ETF (b)	310,367	12,032,929
Cambria Global Real Estate ETF (b)	215,054	5,549,942
Cambria Global Value ETF (b)	325,813	11,484,908
Cambria LargeCap Shareholder Yield ETF (b)	47,430	1,427,890
Cambria Micro and SmallCap Shareholder Yield ETF (b)	145,208	4,413,016
Cambria Shareholder Yield ETF (b)	37,725	3,002,155
Cambria Tactical Yield ETF (b)	323,493	8,148,789
Cambria Value and Momentum ETF (b)(c)	305,397	10,930,159
FlexShares Morningstar Global Upstream Natural Resources Index Fund	54,630	3,007,381
Graniteshares Gold Trust (a)	57,979	2,633,406
Grizzle Growth ETF(b)	56,904	3,111,858
iMGP DBi Managed Futures Strategy ETF	94,629	2,891,862
Invesco DB Base Metals Fund	114,789	2,853,654
Invesco DB Energy Fund (c)	88,971	2,951,168
Invesco DB Precious Metals Fund	22,952	2,492,358
iShares Global Energy ETF	53,240	3,024,564
iShares Global Industrials ETF	14,761	2,891,680
iShares Global Utilities ETF (c)	34,138	3,029,379
JPMorgan USD Emerging Markets Sovereign Bond ETF (b)	101,487	4,067,782
Schwab US TIPS ETF	102,763	2,761,242
Simplify Managed Futures Strategy ETF	97,776	3,163,054
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	178,888	6,676,100
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (c)	68,010	2,762,566
VanEck Bitcoin Trust (a)	26,871	580,414
VanEck Gold Miners ETF	26,643	2,352,310
VanEck J. P. Morgan EM Local Currency Bond ETF	156,979	4,012,383
Vanguard FTSE All World ex-US Small-Cap ETF	18,336	2,898,738
Vanguard Intermediate-Term Treasury ETF	154,841	9,180,523
Vanguard Total Bond Market ETF	36,753	2,701,345
TOTAL EXCHANGE TRADED FUNDS (Cost $117,751,395)		142,696,321

SHORT-TERM INVESTMENTS - 1.4%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 1.3% First American Government Obligations Fund - Class X, 3.58% (d)	1,894,856	1,894,856

Money Market Funds – 0.1% First American Treasury Obligations Fund - Class X, 3.59% (d)	188,946	188,946
TOTAL SHORT-TERM INVESTMENTS (Cost $2,083,802)		2,083,802

TOTAL INVESTMENTS - 101.3% (Cost $119,835,197)		144,780,123
Liabilities in Excess of Other Assets - (1.3)%		(1,884,481)
TOTAL NET ASSETS - 100.0%		$142,895,642

Percentages are stated as a percent of net assets.

EM – Emerging Markets FTSE - Financial Times Stock Exchange SPDR - Standard & Poor’s Depositary Receipt TIPS - Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $1,873,619 or 1.3% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Transactions with affiliated companies during the period ended April 30, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$4,317,181	$2,828,579	$(2,326,982)	$5,866,607	309,657	$-	$1,648,629	$(600,800)
Cambria Emerging Shareholder Yield ETF	4,378,334	2,843,943	(567,728)	9,109,797	202,350	448,753	2,380,611	74,637
Cambria Foreign Shareholder Yield ETF	6,578,678	2,840,819	(671,710)	12,032,929	310,367	366,945	3,248,965	36,177
Cambria Global Real Estate ETF	4,341,037	960,388	(304,088)	5,549,942	215,054	142,737	520,765	31,840
Cambria Global Value ETF	6,572,591	3,086,072	(1,096,918)	11,484,908	325,813	296,356	2,744,372	178,791
Cambria LargeCap Shareholder Yield ETF	1,111,512	134,848	(68,433)	1,427,890	47,430	35,836	247,821	2,142
Cambria Micro and SmallCap Shareholder Yield ETF	1,093,384	2,682,288	(71,458)	4,413,016	145,208	47,327	704,073	4,729
Cambria Shareholder Yield ETF	2,180,445	273,765	(146,756)	3,002,155	37,725	52,882	680,734	13,967
Cambria Tactical Yield ETF	8,657,211	3,912,981	(4,372,345)	8,148,789	323,493	237,077	(35,254)	(13,804)
Cambria Value and Momentum ETF	8,551,701	1,052,368	(694,256)	10,930,159	305,397	65,717	1,945,952	74,394
Grizzle Growth ETF	-	2,498,512	(30,652)	3,111,858	56,904	10,036	644,784	(786)
JPMorgan USD Emerging Markets Sovereign Bond ETF	3,261,334	749,310	(116,065)	4,067,782	101,487	214,749	170,952	2,251
	$51,043,408	$23,863,873	$(10,467,391)	$79,145,832	2,380,885	$1,918,415	$14,902,404	$(196,462)

Transactions with affiliated companies during the period ended April 30, 2026 that are no longer affiliated as of April 30, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Tail Risk ETF	$2,141,983	$-	$(1,979,260)	$-	-	$18,475	$23,501	$(186,224)
	$2,141,983	$-	$(1,979,260)	$-	-	$18,475	$23,501	$(186,224)

Grand Total	$53,185,391	$23,863,873	$(12,446,651)	$79,145,832	2,380,885	$1,936,890	$14,925,905	$(382,686)

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

April 30, 2026

COMMON STOCKS - 89.0%	Shares	Value
Communication Services - 2.6%
Fox Corp. - Class A	12,020	$763,150
Telephone and Data Systems, Inc.	16,266	732,946
Warner Bros Discovery, Inc. (a)	25,837	698,891
		2,194,987

Consumer Discretionary - 17.2%
BorgWarner, Inc.	12,476	710,758
Dana, Inc.	20,663	753,166
Dillard's, Inc. - Class A	1,251	712,094
Ford Motor Co.	59,406	717,624
Garrett Motion, Inc.	38,015	973,564
General Motors Co.	9,042	695,239
G-III Apparel Group Ltd.	26,196	817,053
Kohl's Corp.	55,913	792,287
Laureate Education, Inc. (a)	19,923	599,583
La-Z-Boy, Inc.	21,698	753,789
Macy's, Inc.	37,369	730,564
Perdoceo Education Corp.	18,962	643,570
Phinia, Inc.	10,250	739,538
Rush Street Interactive, Inc. (a)	31,414	882,733
Serve Robotics, Inc. (a)(b)	74,978	707,043
Travel + Leisure Co.	9,833	635,802
Tri Pointe Homes, Inc. (a)	15,066	706,445
Urban Outfitters, Inc. (a)	11,271	792,802
Visteon Corp.	8,021	896,026
		14,259,680

Consumer Staples - 1.8%
Cal-Maine Foods, Inc.	8,977	693,563
Spectrum Brands Holdings, Inc.	9,436	779,414
		1,472,977

Energy - 17.5%
APA Corp.	17,129	697,664
California Resources Corp.	10,779	735,775
Chord Energy Corp.	5,155	750,568
Devon Energy Corp.	14,085	723,546
Forum Energy Technologies, Inc. (a)	11,558	726,651
Helmerich & Payne, Inc.	19,021	768,068
HF Sinclair Corp.	11,328	761,355
Liberty Energy, Inc.	25,230	852,522
Murphy Oil Corp.	17,900	747,504
NOV, Inc.	35,837	733,225
Oil States International, Inc. (a)	58,712	674,014
Ovintiv, Inc.	11,854	729,614
Par Pacific Holdings, Inc. (a)	11,168	733,403
Patterson-UTI Energy, Inc.	64,350	786,357
PBF Energy, Inc. - Class A	14,230	617,013
Peabody Energy Corp.	18,784	500,781
Talos Energy, Inc. (a)	44,508	708,567
Uranium Energy Corp. (a)	51,250	763,112
Valero Energy Corp.	2,917	736,776
World Kinect Corp.	30,607	825,471
		14,571,986

Financials - 20.1%
Assurant, Inc.	3,232	763,625
Bread Financial Holdings, Inc.	9,323	790,404
Capital One Financial Corp.	3,764	720,053
Citigroup, Inc.	6,115	782,598
Citizens Financial Group, Inc.	11,867	771,948

Enova International, Inc. (a)	5,090	862,297
Enterprise Financial Services Corp.	12,940	748,191
First Horizon Corp.	30,998	773,710
Green Dot Corp. - Class A (a)	62,492	784,274
Hartford Insurance Group, Inc.	5,201	711,549
Heritage Insurance Holdings, Inc. (a)	26,168	767,246
Jackson Financial, Inc. - Class A	6,482	750,421
LendingClub Corp. (a)	47,481	810,501
Lincoln National Corp.	19,527	738,316
Loews Corp.	6,590	742,100
Mercury General Corp.	7,944	773,031
MGIC Investment Corp.	27,221	720,812
Old Republic International Corp.	17,839	712,668
Pathward Financial, Inc.	7,835	680,391
Reinsurance Group of America, Inc.	3,464	732,497
Synchrony Financial	10,314	785,927
UMB Financial Corp.	6,264	790,329
		16,712,888

Health Care - 7.7%
Cardinal Health, Inc.	3,359	647,884
Catalyst Pharmaceuticals, Inc. (a)	29,918	841,593
Exelixis, Inc. (a)	16,470	732,256
McKesson Corp.	792	645,638
Nutex Health, Inc. (a)(b)	7,047	840,002
Pediatrix Medical Group, Inc. (a)	33,476	753,545
Protagonist Therapeutics, Inc. (a)	6,865	679,429
PTC Therapeutics, Inc. (a)	10,625	691,263
Tactile Systems Technology, Inc. (a)	25,588	589,036
		6,420,646

Industrials - 13.1%
EnerSys	3,909	833,633
Healthcare Services Group, Inc. (a)	36,076	772,387
IES Holdings, Inc. (a)	1,403	903,644
Interface, Inc.	27,736	773,280
Matson, Inc.	4,324	754,235
Mueller Industries, Inc.	6,277	850,094
Nextpower, Inc. - Class A (a)	5,429	646,757
OPENLANE, Inc. (a)	25,851	812,756
Oshkosh Corp.	4,754	743,050
Planet Labs PBC (a)	19,363	715,850
Primoris Services Corp.	4,727	856,296
Terex Corp.	11,483	714,243
Tutor Perini Corp.	9,128	848,174
United Airlines Holdings, Inc. (a)	7,327	659,430
		10,883,829

Information Technology - 3.8%
GPGI, Inc.	37,589	579,998
Photronics, Inc. (a)	16,217	802,417
Plexus Corp. (a)	3,272	819,898
TD SYNNEX Corp.	4,306	982,543
		3,184,856

Materials - 3.6%
Alcoa Corp.	12,064	769,563
CF Industries Holdings, Inc.	5,516	685,087
DuPont de Nemours, Inc.	15,237	695,721
Newmont Corp.	6,854	761,411
Resolute Forest Products (a)(c)	66,033	93,767
		3,005,549

Utilities - 1.6%
Hallador Energy Co. (a)	40,958	636,078
UGI Corp.	19,184	692,350
		1,328,428
TOTAL COMMON STOCKS (Cost $57,833,122)	74,035,826

SHORT-TERM INVESTMENTS – 8.4%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 1.7%
First American Government Obligations Fund - Class X, 3.58% (d)	1,425,331	1,425,331

Money Market Funds – 6.7%
First American Treasury Obligations Fund - Class X, 3.59% (d)	5,515,927	5,515,927
TOTAL SHORT-TERM INVESTMENTS (Cost $6,941,258)		6,941,258

TOTAL INVESTMENTS - 97.4% (Cost $64,774,380)		80,977,084
Other Assets in Excess of Liabilities - 2.6%		2,125,838
TOTAL NET ASSETS - 100.0%		$83,102,922

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PBC – Public Benefit Corporation

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $1,469,614 or 1.8% of the Fund's net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.1% of net assets as of April 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Cambria Value and Momentum ETF

 Schedule of Futures Contracts

April 30, 2026

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	(103)	06/18/2026	$(37,305,313)	$(3,000,107)
Net Unrealized Appreciation (Depreciation)				$(3,000,107)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2026

	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF	Cambria Global Momentum ETF
ASSETS:
Investments in unaffiliated securities, at value	$758,282,715	$21,188,827	$651,829,275	$42,732,709	$85,165,162
Investments in affiliated securities, at value	–	–	–	33,366,956	59,571,454
Dividends receivable	3,026,956	533	5,583,779	693	1,300
Dividend tax reclaims receivable	512,802	–	816,031	–	–
Cash	274,917	–	–	–	–
Receivable for ETF transaction fees	32,057	–	–	–	–
Interest receivable	66	–	–	–	–
Security lending income receivable	–	3,724	4,923	10,812	2,525
Foreign currency, at value	–	–	357,482	–	–
Total assets	762,129,513	21,193,084	658,591,490	76,111,170	144,740,441

LIABILITIES:
Payable for deferred income tax (See Note 9)	2,417,280	–	–	–	–
Payable to Adviser	357,292	–	301,418	–	66,108
Payable to custodian foreign currency, at value	53,933	–	–	–	–
Payable for custody fees	45,091	–	–	–	–
Interest payable	233	–	–	–	–
Payable for investments purchased	–	–	812	–	–
Payable upon return of securities loaned	–	–	14,466,764	7,172,914	4,363,725
Total liabilities	2,873,829	–	14,768,994	7,172,914	4,429,833
NET ASSETS	$759,255,684	$21,193,084	$643,822,496	$68,938,256	$140,310,608

NET ASSETS CONSIST OF:
Paid-in capital	$568,718,936	$20,564,765	$508,506,913	$58,764,440	$125,898,930
Total distributable earnings/(accumulated losses)	190,536,748	628,319	135,315,583	10,173,816	14,411,678
Total net assets	$759,255,684	$21,193,084	$643,822,496	$68,938,256	$140,310,608

Net assets	$759,255,684	$21,193,084	$643,822,496	$68,938,256	$140,310,608
Shares issued and outstanding (unlimited shares authorized without par value)	17,175,004	825,000	16,625,010	1,975,001	3,750,001
Net asset value per share	$44.21	$25.69	$38.73	$34.91	$37.42

COST:
Investments in unaffiliated securities, at cost	$555,039,895	$20,277,557	$510,256,418	$38,421,633	$68,863,232
Investments in affiliated securities, at cost	$–	$–	$–	$25,843,006	$47,258,693
Foreign currency, at cost	$(47,448)	$–	$346,916	$–	$–

LOANED SECURITIES:
at value (included in investments)	$–	$–	$13,945,467	$7,057,514	$4,376,046

Statements of Assets and Liabilities
April 30, 2026

	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF	Cambria Shareholder Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$51,365,707	$535,509,824	$6,010,543	$30,086,188	$959,962,184
Dividends receivable	85,866	5,024,085	7,696	11,614	314,404
Dividend tax reclaims receivable	16,129	1,195,844	–	–	14,632
Cash	3,665	3,418,035	–	–	–
Foreign currency, at value	643	–	–	–	–
Security lending income receivable	14	–	–	170	68
Other receivables	–	38,425	–	–	–
Total assets	51,472,024	545,186,213	6,018,239	30,097,972	960,291,288

LIABILITIES:

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2026

	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF	Cambria Shareholder Yield ETF
Spot payable	–	3,383,947	–	–	–
Payable upon return of securities loaned	230,706	–	–	516,098	–
Payable to Adviser	13,176	274,263	896	–	451,761
Payable to custodian	1,580	–	–	–	–
Payable for investments purchased	–	18,231	–	–	–
Payable for custody fees	–	95,998	–	–	–
Payable for other expenses and liabilities	–	6,427	–	–	–
Total liabilities	245,462	3,778,866	896	516,098	451,761
NET ASSETS	$51,226,562	$541,407,347	$6,017,343	$29,581,874	$959,839,527

NET ASSETS CONSIST OF:
Paid-in capital	$56,416,045	$480,772,928	$5,685,837	$27,591,523	$967,390,856
Total distributable earnings/(accumulated losses)	(5,189,483)	60,634,419	331,506	1,990,351	(7,551,329)
Total net assets	$51,226,562	$541,407,347	$6,017,343	$29,581,874	$959,839,527

Net assets	$51,226,562	$541,407,347	$6,017,343	$29,581,874	$959,839,527
Shares issued and outstanding (unlimited shares authorized without par value)	1,975,002	15,400,010	200,000	975,000	12,050,000
Net asset value per share	$25.94	$35.16	$30.09	$30.34	$79.65

COST:
Investments in unaffiliated securities, at cost	$47,407,307	$446,162,692	$5,668,163	$27,318,290	$897,163,382

LOANED SECURITIES:
at value (included in investments)	$225,982	$–	$–	$497,750	$–

Statements of Assets and Liabilities
April 30, 2026

	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
ASSETS:
Investments in unaffiliated securities, at value	$32,780,784	$152,105,557	$65,634,291	$80,977,084
Investments in affiliated securities, at value	–	–	79,145,832	–
Dividends receivable	583	16,180	486	41,179
Dividend tax reclaims receivable	–	–	–	316
Interest receivable	–	2,754,037	–	1,502
Security lending income receivable	–	–	9,889	5,003
Deposit at broker for derivatives	–	2,550,332	–	3,938,287
Prepaid expenses and other assets	–	500	–	2,397
Total assets	32,781,367	157,426,606	144,790,498	84,965,768

LIABILITIES:
Variation margin on futures contracts	–	–	–	397,667
Payable to Adviser	–	87,466	–	39,848
Payable upon return of securities loaned	–	–	1,894,856	1,425,331
Total liabilities	–	87,466	1,894,856	1,862,846
NET ASSETS	$32,781,367	$157,339,140	$142,895,642	$83,102,922

NET ASSETS CONSIST OF:
Paid-in capital	$32,696,432	$355,761,527	$122,971,046	$102,365,687
Total distributable earnings/(accumulated losses)	84,935	(198,422,387)	19,924,596	(19,262,765)
Total net assets	$32,781,367	$157,339,140	$142,895,642	$83,102,922

Net assets	$32,781,367	$157,339,140	$142,895,642	$83,102,922
Shares issued and outstanding (unlimited shares authorized without par value)	1,300,000	14,350,002	4,600,002	2,325,004
Net asset value per share	$25.22	$10.96	$31.06	$35.74

COST:
Investments in unaffiliated securities, at cost	$32,790,046	$161,398,014	$56,584,185	$64,774,380
Investments in affiliated securities, at cost	$–	$–	$63,251,012	$–

LOANED SECURITIES:
at value (included in investments)	$–	$–	$1,873,619	$1,469,614

Statements of Operations
For the Year Ended April 30, 2026

	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF	Cambria Global Momentum ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$35,710,092	$890,978	$26,525,253	$1,238,307	$1,187,478
Less: dividend withholding taxes	(5,082,759)	–	(3,089,755)	–	–
Dividend income from affiliated securities	–	–	–	1,100,648	1,300,555
Interest income	–	–	725	–	–
Securities lending income	–	7,893	28,215	60,568	123,421
Total investment income	30,627,333	898,871	23,464,438	2,399,523	2,611,454

EXPENSES:
Investment advisory fee	3,591,233	96,064	2,821,007	–	707,689
Custodian fees	256,588	–	–	–	–
Tax expense	–	2,449	–	–	7,360
Total expenses	3,847,821	98,513	2,821,007	–	715,049
Expense reimbursement by Adviser	–	(96,064)	–	–	–
Net expenses	3,847,821	2,449	2,821,007	–	715,049
NET INVESTMENT INCOME	26,779,512	896,422	20,643,431	2,399,523	1,896,405

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	8,474,806	(136,566)	19,859,060	(272,776)	7,965,915
Investments in affiliated securities	–	–	–	(90,489)	(348,004)
In-kind redemptions in unaffiliated securities	1,488,186	64,284	18,063,093	1,013,231	2,739,630
In-kind redemptions in affiliated securities	–	–	–	275,375	260,770
Capital gains distributions received from underlying exchange traded funds	–	–	–	–	49,281

Foreign currency translation	(431,296)	–	(178,967)	–	–
Net realized gain (loss)	9,531,696	(72,282)	37,743,186	925,341	10,667,592
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	195,627,007	968,027	137,740,358	3,319,063	9,005,500
Investments in affiliated securities	–	–	–	6,814,642	12,250,627
Deferred foreign capital gains tax	(1,292,687)	–	–	–	–
Foreign currency translation	13,953	–	(151,517)	–	–
Net change in unrealized appreciation (depreciation)	194,348,273	968,027	137,588,841	10,133,705	21,256,127
Net realized and unrealized gain (loss)	203,879,969	895,745	175,332,027	11,059,046	31,923,719
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$230,659,481	$1,792,167	$195,975,458	$13,458,569	$33,820,124

Statements of Operations
For the Year Ended April 30, 2026

	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF	Cambria Shareholder Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,726,836	$17,753,682	$128,408	$500,817	$24,145,192
Less: dividend withholding taxes	(80,100)	(1,988,961)	–	–	–
Securities lending income	989	–	–	5,522	65,911
Other income	–	1,840	–	–	–
Total investment income	1,647,725	15,766,561	128,408	506,339	24,211,103

EXPENSES:
Investment advisory fee	269,842	2,227,980	31,575	109,416	5,399,920
Custodian fees	–	343,577	–	–	–
Tax expense	–	3,336	–	–	–
Total expenses	269,842	2,574,893	31,575	109,416	5,399,920
Expense reimbursement by Adviser	(229,797)	–	(31,575)	(109,416)	–
Net expenses	40,045	2,574,893	–	–	5,399,920
NET INVESTMENT INCOME	1,607,680	13,191,668	128,408	506,339	18,811,183

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(635,153)	(2,512,911)	211,584	(240,949)	13,356,409
In-kind redemptions in unaffiliated securities	299,371	26,891,177	1,438	1,302,397	26,370,612

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended April 30, 2026

	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF	Cambria Shareholder Yield ETF

Foreign currency translation	(21,780)	(215,756)	–	–	–
Net realized gain (loss)	(357,562)	24,162,510	213,022	1,061,448	39,727,021
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	5,472,797	83,000,006	882,294	5,031,499	212,060,881
Foreign currency translation	(12,329)	51,397	–	–	176
Net change in unrealized appreciation (depreciation)	5,460,468	83,051,403	882,294	5,031,499	212,061,057
Net realized and unrealized gain (loss)	5,102,906	107,213,913	1,095,316	6,092,947	251,788,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,710,586	$120,405,581	$1,223,724	$6,599,286	$270,599,261

Statements of Operations
For the Year Ended April 30, 2026

	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$10,550	$270,108	$1,838,706	$844,762
Less: dividend withholding taxes	–	–	–	(2,974)
Dividend income from affiliated securities	–	–	1,936,890	–
Interest income	1,111,876	4,799,563	–	23,691
Securities lending income	–	–	131,219	31,042
Other income	–	1,487	–	–
Total investment income	1,122,426	5,071,158	3,906,815	896,521

EXPENSES:
Investment advisory fee	169,582	776,931	–	398,075
Interest expense	–	–	–	32,892
Tax expense	–	–	17,234	–
Other expenses and fees	–	1,500	–	1,371
Total expenses	169,582	778,431	17,234	432,338
Expense reimbursement by Adviser	(169,582)	–	–	–
Net expenses	–	778,431	17,234	432,338
NET INVESTMENT INCOME	1,122,426	4,292,727	3,889,581	464,183

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	446	(17,402,639)	3,153,488	3,043,918
Investments in affiliated securities	–	–	(604,204)	–
In-kind redemptions in unaffiliated securities	(5,953)	79,515	724,711	4,947,356
In-kind redemptions in affiliated securities	–	–	221,518	–
Futures contracts	–	–	–	(4,463,346)
Capital gains distributions received from underlying exchange traded funds	–	–	16,954	–
Net realized gain (loss)	(5,507)	(17,323,124)	3,512,467	3,527,928
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(12,848)	(6,316,127)	6,276,738	13,701,698
Investments in affiliated securities	–	–	14,925,905	–
Future contracts	–	–	–	(3,948,539)
Net change in unrealized appreciation (depreciation)	(12,848)	(6,316,127)	21,202,643	9,753,159
Net realized and unrealized gain (loss)	(18,355)	(23,639,251)	24,715,110	13,281,087
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$1,104,071	$(19,346,524)	$28,604,691	$13,745,270

Statements of Changes in Net Assets

	Cambria Emerging Shareholder Yield ETF		Cambria Fixed Income Trend ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Period ended April 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$26,779,512	$18,747,250	$896,422	$6,873
Net realized gain (loss)	9,531,696	(4,414,090)	(72,282)	(223,874)
Net change in unrealized appreciation (depreciation)	194,348,273	(32,505,126)	968,027	(56,757)
Net increase (decrease) in net assets from operations	230,659,481	(18,171,966)	1,792,167	(273,758)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(36,345,622)	(18,218,875)	(828,255)	–
Total distributions to shareholders	(36,345,622)	(18,218,875)	(828,255)	–

CAPITAL TRANSACTIONS:
Shares sold	110,186,578	189,377,620	9,286,445	13,116,340
Shares redeemed	(37,110,590)	(14,230,515)	(1,899,855)	–
ETF transaction fees	155,257	179,262	–	–
Net increase (decrease) in net assets from capital transactions	73,231,245	175,326,367	7,386,590	13,116,340

NET INCREASE (DECREASE) IN NET ASSETS	267,545,104	138,935,526	8,350,502	12,842,582

NET ASSETS:
Beginning of the period	491,710,580	352,775,054	12,842,582	–
End of the period	$759,255,684	$491,710,580	$21,193,084	$12,842,582

SHARES TRANSACTIONS
Shares sold	2,825,000	5,550,000	375,000	525,000
Shares redeemed	(1,100,000)	(450,000)	(75,000)	–
Total increase (decrease) in shares outstanding	1,725,000	5,100,000	300,000	525,000

(a)	Inception date of the Fund was March 27, 2025.

Statements of Changes in Net Assets

	Cambria Foreign Shareholder Yield ETF		Cambria Global Asset Allocation ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$20,643,431	$13,855,811	$2,399,523	$2,184,399
Net realized gain (loss)	37,743,186	10,715,599	925,341	401,696
Net change in unrealized appreciation (depreciation)	137,588,841	(11,779,882)	10,133,705	1,283,960
Net increase (decrease) in net assets from operations	195,975,458	12,791,528	13,458,569	3,870,055

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(20,225,933)	(12,944,687)	(2,383,512)	(2,233,576)
From return of capital	–	–	–	(63,710)
Total distributions to shareholders	(20,225,933)	(12,944,687)	(2,383,512)	(2,297,286)

CAPITAL TRANSACTIONS:
Shares sold	187,130,337	164,494,780	8,678,905	4,358,050
Shares redeemed	(54,690,495)	(100,688,100)	(4,545,945)	(5,831,225)
ETF transaction fees	25,660	15,296	–	–
Net increase (decrease) in net assets from capital transactions	132,465,502	63,821,976	4,132,960	(1,473,175)

NET INCREASE (DECREASE) IN NET ASSETS	308,215,027	63,668,817	15,208,017	99,594

NET ASSETS:
Beginning of the year	335,607,469	271,938,652	53,730,239	53,630,645
End of the year	$643,822,496	$335,607,469	$68,938,256	$53,730,239

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Foreign Shareholder Yield ETF		Cambria Global Asset Allocation ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
SHARES TRANSACTIONS
Shares sold	5,925,000	6,100,000	275,000	150,000
Shares redeemed	(1,800,000)	(3,750,000)	(150,000)	(200,000)
Total increase (decrease) in shares outstanding	4,125,000	2,350,000	125,000	(50,000)

Statements of Changes in Net Assets

	Cambria Global Momentum ETF		Cambria Global Real Estate ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$1,896,405	$1,872,552	$1,607,680	$1,501,973
Net realized gain (loss)	10,667,592	8,138,439	(357,562)	646,762
Net change in unrealized appreciation (depreciation)	21,256,127	(3,119,002)	5,460,468	(1,084,432)
Net increase (decrease) in net assets from operations	33,820,124	6,891,989	6,710,586	1,064,303

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,144,642)	(2,057,727)	(2,748,417)	(2,714,991)
From return of capital	–	(1,736,844)	–	(192,966)
Total distributions to shareholders	(2,144,642)	(3,794,571)	(2,748,417)	(2,907,957)

CAPITAL TRANSACTIONS:
Shares sold	13,157,425	23,387,820	13,446,000	33,825,880
Shares redeemed	(10,607,235)	(57,160,630)	(2,530,280)	(18,045,160)
ETF transaction fees	–	–	65	585
Net increase (decrease) in net assets from capital transactions	2,550,190	(33,772,810)	10,915,785	15,781,305

NET INCREASE (DECREASE) IN NET ASSETS	34,225,672	(30,675,392)	14,877,954	13,937,651

NET ASSETS:
Beginning of the year	106,084,936	136,760,328	36,348,608	22,410,957
End of the year	$140,310,608	$106,084,936	$51,226,562	$36,348,608

SHARES TRANSACTIONS
Shares sold	375,000	800,000	525,000	1,300,000
Shares redeemed	(325,000)	(1,950,000)	(100,000)	(700,000)
Total increase (decrease) in shares outstanding	50,000	(1,150,000)	425,000	600,000

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria LargeCap Shareholder Yield ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Period ended April 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$13,191,668	$5,906,904	$128,408	$170,816
Net realized gain (loss)	24,162,510	812,291	213,022	(741,111)
Net change in unrealized appreciation (depreciation)	83,051,403	16,404,419	882,294	(539,914)
Net increase (decrease) in net assets from operations	120,405,581	23,123,614	1,223,724	(1,110,209)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,802,670)	(4,607,623)	(151,891)	(144,888)
Total distributions to shareholders	(10,802,670)	(4,607,623)	(151,891)	(144,888)

CAPITAL TRANSACTIONS:
Shares sold	343,054,141	77,728,160	655,972	14,617,453
Shares redeemed	(99,958,975)	(12,973,390)	–	(9,072,818)
ETF transaction fees	533,424	56,987	–	–
Net increase (decrease) in net assets from capital transactions	243,628,590	64,811,757	655,972	5,544,635

NET INCREASE (DECREASE) IN NET ASSETS	353,231,501	83,327,748	1,727,805	4,289,538

NET ASSETS:
Beginning of the period	188,175,846	104,848,098	4,289,538	–
End of the period	$541,407,347	$188,175,846	$6,017,343	$4,289,538

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria LargeCap Shareholder Yield ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Period ended April 30, 2025(a)
SHARES TRANSACTIONS
Shares sold	11,175,000	3,150,000	25,000	550,000
Shares redeemed	(3,175,000)	(600,000)	–	(375,000)
Total increase (decrease) in shares outstanding	8,000,000	2,550,000	25,000	175,000

(a)	Inception date of the Fund was July 11, 2024.

Statements of Changes in Net Assets

	Cambria Micro and SmallCap Shareholder Yield ETF		Cambria Shareholder Yield ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$506,339	$844,376	$18,811,183	$25,537,080
Net realized gain (loss)	1,061,448	229,225	39,727,021	1,433,366
Net change in unrealized appreciation (depreciation)	5,031,499	(2,601,579)	212,061,057	(147,437,172)
Net increase (decrease) in net assets from operations	6,599,286	(1,527,978)	270,599,261	(120,466,726)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(434,504)	(1,045,181)	(19,387,644)	(24,388,078)
From return of capital	–	(320,199)	–	–
Total distributions to shareholders	(434,504)	(1,365,380)	(19,387,644)	(24,388,078)

CAPITAL TRANSACTIONS:
Shares sold	18,513,942	15,876,943	44,561,625	174,915,905
Shares redeemed	(5,136,725)	(29,628,633)	(255,089,040)	(293,168,300)
ETF transaction fees	–	–	10	–
Net increase (decrease) in net assets from capital transactions	13,377,217	(13,751,690)	(210,527,405)	(118,252,395)

NET INCREASE (DECREASE) IN NET ASSETS	19,541,999	(16,645,048)	40,684,212	(263,107,199)

NET ASSETS:
Beginning of the year	10,039,875	26,684,923	919,155,315	1,182,262,514
End of the year	$29,581,874	$10,039,875	$959,839,527	$919,155,315

SHARES TRANSACTIONS
Shares sold	700,000	600,000	675,000	2,500,000
Shares redeemed	(200,000)	(1,175,000)	(3,825,000)	(4,450,000)
Total increase (decrease) in shares outstanding	500,000	(575,000)	(3,150,000)	(1,950,000)

Statements of Changes in Net Assets

	Cambria Tactical Yield ETF		Cambria Tail Risk ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$1,122,426	$1,008,578	$4,292,727	$2,466,558
Net realized gain (loss)	(5,507)	2,242	(17,323,124)	(1,764,905)
Net change in unrealized appreciation (depreciation)	(12,848)	15,634	(6,316,127)	6,769,068
Net increase (decrease) in net assets from operations	1,104,071	1,026,454	(19,346,524)	7,470,721

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,262,416)	(849,555)	(4,390,051)	(2,093,066)
Total distributions to shareholders	(1,262,416)	(849,555)	(4,390,051)	(2,093,066)

CAPITAL TRANSACTIONS:
Shares sold	8,832,125	35,499,295	158,659,360	139,792,730
Shares redeemed	(20,375,905)	(5,063,180)	(138,713,860)	(66,138,115)
Net increase (decrease) in net assets from capital transactions	(11,543,780)	30,436,115	19,945,500	73,654,615

NET INCREASE (DECREASE) IN NET ASSETS	(11,702,125)	30,613,014	(3,791,075)	79,032,270

NET ASSETS:
Beginning of the year	44,483,492	13,870,478	161,130,215	82,097,945
End of the year	$32,781,367	$44,483,492	$157,339,140	$161,130,215

Statements of Changes in Net Assets

	Cambria Tactical Yield ETF		Cambria Tail Risk ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
SHARES TRANSACTIONS
Shares sold	350,000	1,400,000	13,500,000	11,150,000
Shares redeemed	(800,000)	(200,000)	(11,800,000)	(5,450,000)
Total increase (decrease) in shares outstanding	(450,000)	1,200,000	1,700,000	5,700,000

Statements of Changes in Net Assets

	Cambria Trinity ETF		Cambria Value and Momentum ETF
	Year ended April 30, 2026	Year ended April 30, 2025	Year ended April 30, 2026	Year ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,889,581	$3,292,536	$464,183	$573,481
Net realized gain (loss)	3,512,467	(24,664)	3,527,928	2,397,857
Net change in unrealized appreciation (depreciation)	21,202,643	(643,802)	9,753,159	(2,052,507)
Net increase (decrease) in net assets from operations	28,604,691	2,624,070	13,745,270	918,831

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,037,919)	(3,325,439)	(463,975)	(580,310)
From return of capital	–	–	–	(352,764)
Total distributions to shareholders	(4,037,919)	(3,325,439)	(463,975)	(933,074)

CAPITAL TRANSACTIONS:
Shares sold	13,455,872	16,762,655	29,273,985	8,883,441
Shares redeemed	(4,088,785)	(14,210,495)	(11,524,830)	(18,545,925)
Net increase (decrease) in net assets from capital transactions	9,367,087	2,552,160	17,749,155	(9,662,484)

NET INCREASE (DECREASE) IN NET ASSETS	33,933,859	1,850,791	31,030,450	(9,676,727)

NET ASSETS:
Beginning of the year	108,961,783	107,110,992	52,072,472	61,749,199
End of the year	$142,895,642	$108,961,783	$83,102,922	$52,072,472

SHARES TRANSACTIONS
Shares sold	450,000	650,000	875,000	300,000
Shares redeemed	(150,000)	(550,000)	(350,000)	(650,000)
Total increase (decrease) in shares outstanding	300,000	100,000	525,000	(350,000)

Financial Highlights

Cambria Emerging Shareholder Yield ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$31.83	$34.08	$28.61	$30.22	$39.13

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	1.70	1.35	1.39	1.77	1.81
Net realized and unrealized gain (loss) on investments (b)	12.98	(2.20)	5.83	(1.44)	(8.01)
Total from investment operations	14.68	(0.85)	7.22	0.33	(6.20)

LESS DISTRIBUTIONS FROM:
Net investment income	(2.31)	(1.41)	(1.75)	(1.57)	(2.16)
Net realized gains	–	–	–	(0.37)	(0.55)
Total distributions	(2.31)	(1.41)	(1.75)	(1.94)	(2.71)

ETF transaction fees per share	0.01	0.01	–	–	–
Net asset value, end of year	$44.21	$31.83	$34.08	$28.61	$30.22

TOTAL RETURN(e)	47.63%	-2.66%	26.51%(c)	1.64%	-16.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$759,256	$491,711	$352,775	$175,975	$93,680
Ratio of expenses to average net assets(f)	0.63%	0.65%	0.63%	0.66%	0.64%
Ratio of net investment income (loss) to average net assets(f)	4.40%	4.11%	4.60%	6.49%	5.14%
Portfolio turnover rate (d)(e)	30%	22%	32%	43%	45%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The total return for the period ended includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

(d)	Portfolio turnover rate excludes in-kind transactions, if any.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

Financial Highlights

Cambria Fixed Income Trend ETF

	Year ended April 30, 2026		Period ended April 30, 2025(a)

PER SHARE DATA:

Net asset value, beginning of period	$24.46		$25.08

INVESTMENT OPERATIONS:
Net investment income (loss) (b)(c)	1.15		0.02
Net realized and unrealized gain (loss) on investments (d)	1.15		(0.64)
Total from investment operations	2.30		(0.62)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)		–
Total distributions	(1.07)		–

Net asset value, end of period	$25.69		$24.46

TOTAL RETURN (d)	9.61%		-2.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,193		$12,843
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (f)(g)	0.50%		0.49%
After expense reimbursement/recoupment (f)(g)	0.01%	(i)	–%	(i)
Ratio of tax expenses to average net assets (f)(g)	0.01%		–%
Ratio of expenses to average net assets excluding tax expense (f)(g)	0.49%		0.49%
Ratio of net investment income (loss) to average net assets (f)(g)	4.57%		0.74%
Portfolio turnover rate (e)(h)	105%		103%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was March 27, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

(i)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on the Funds with net assets under $50 million, which amounts to 0.49%.

Financial Highlights
Cambria Foreign Shareholder Yield ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$26.85	$26.79	$25.19	$26.18	$27.65

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	1.40	1.16	1.31	1.54	1.28
Net realized and unrealized gain (loss) on investments (b)	11.88	0.06	1.77	(1.01)	(1.32)
Total from investment operations	13.28	1.22	3.08	0.53	(0.04)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.40)	(1.16)	(1.48)	(1.52)	(1.43)
Total distributions	(1.40)	(1.16)	(1.48)	(1.52)	(1.43)

ETF transaction fees per share	0.00 (c)	0.00 (c)	–	–	–
Net asset value, end of year	$38.73	$26.85	$26.79	$25.19	$26.18

TOTAL RETURN(e)	50.89%	4.82%	12.94%	2.72%	-0.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$643,822	$335,607	$271,939	$187,654	$66,755
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	4.32%	4.38%	5.25%	6.56%	4.68%
Portfolio turnover rate (d)(e)	48%	52%	44%	34%	63%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate excludes in-kind transactions, if any.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

Financial Highlights

Cambria Global Asset Allocation ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$29.04	$28.23	$26.99	$28.71	$31.55

INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)	1.27	1.16	1.05	1.11	1.99
Net realized and unrealized gain (loss) on investments (c)	5.86	0.86	1.24	(1.61)	(2.85)
Total from investment operations	7.13	2.02	2.29	(0.50)	(0.86)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.26)	(1.18)	(1.05)	(1.07)	(1.98)
Net realized gains	–	–	–	(0.15)	–
Return of capital	–	(0.03)	–	–	–
Total distributions	(1.26)	(1.21)	(1.05)	(1.22)	(1.98)

Net asset value, end of year	$34.91	$29.04	$28.23	$26.99	$28.71

TOTAL RETURN(g)	24.99%	37.22%	8.63%	-1.58%	-3.01%

Financial Highlights
Cambria Global Asset Allocation ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$68,938	$53,730	$53,631	$51,272	$45,933
Ratio of expenses to average net assets (d)(h)	–%	0.00% (e)	–%	–%	–%
Ratio of tax expenses to average net assets (d)(h)	–%	0.00% (e)	–%	–%	–%
Ratio of net investment income (loss) to average net assets (d)(h)	3.97%	4.00%	3.84%	4.08%	6.36%
Portfolio turnover rate (f)(g)	7%	8%	13%	–%	8%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

(g)	Not annualized for periods less than one year.

(h)	Annualized for periods less than one year.

Financial Highlights

Cambria Global Momentum ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$28.67	$28.20	$28.02	$31.37	$29.73

INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.52	0.47	0.93	0.65	1.28
Net realized and unrealized gain (loss) on investments (c)	8.82	0.98	0.16	(3.42)	1.68
Total from investment operations	9.34	1.45	1.09	(2.77)	2.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.53)	(0.89)	(0.58)	(1.25)
Return of capital	–	(0.45)	(0.02)	–	(0.07)
Total distributions	(0.59)	(0.98)	(0.91)	(0.58)	(1.32)

Net asset value, end of year	$37.42	$28.67	$28.20	$28.02	$31.37

TOTAL RETURN(f)	32.91%	5.16%	3.98%	-8.81%	10.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$140,311	$106,085	$136,760	$177,952	$81,563
Ratio of expenses to average net assets (d)(g)	0.60%	0.59%	0.59%	0.59%	0.59%
Ratio of tax expenses to average net assets (d)(g)	0.01%	–%	–%	–%	–%
Ratio of expenses to average net assets excluding tax expense (d)(g)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets (d)(g)	1.58%	1.60%	3.38%	2.25%	4.19%
Portfolio turnover rate (e)(f)	81%	135%	166%	307%	69%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

Financial Highlights

Cambria Global Real Estate ETF

	Year ended April 30,
	2026		2025	2024	2023	2022

PER SHARE DATA:

Net asset value, beginning of year		$23.45	$23.59	$24.45	$29.76	$31.66

INVESTMENT OPERATIONS:

Net investment income (loss)(a)		0.88	1.12	1.00	1.12	0.56

Net realized and unrealized gain (loss) on investments		3.08	0.81(b)	(0.36)	(5.44)	0.99(b)
Total from investment operations		3.96	1.93	0.64	(4.32)	1.55

LESS DISTRIBUTIONS FROM:
Net investment income		(1.47)	(1.93)	(1.50)	(0.99)	(2.76)
Net realized gains		–	–	–	–	(0.49)
Return of capital		–	(0.14)	–	–	(0.20)
Total distributions		(1.47)	(2.07)	(1.50)	(0.99)	(3.45)

ETF transaction fees per share		0.00 (c)	0.00 (c)	–	–	–
Net asset value, end of year		$25.94	$23.45	$23.59	$24.45	$29.76

TOTAL RETURN(h)		17.28%	8.05%	2.68%	-14.47%	4.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)		$51,227	$36,349	$22,411	$25,671	$23,809
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(i)		0.59%	0.59%	0.59%	0.59%	0.59%
After expense reimbursement/recoupment(i)		0.09%(d)	–%(e)	0.49%(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(i)		3.52%	4.48%	4.15%	4.29%	3.00%
Portfolio turnover rate (g)(h)		82%	92%	77%	94%	120%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on the Funds with net assets under $50 million, which amounts to 0.50%.

(e)	The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on the Funds with net assets under $50 million, which amounts to 0.59%.

(f)	The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on the Funds with net assets under $50 million, which amounts to 0.10%.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

(h)	Not annualized for periods less than one year.

(i)	Annualized for periods less than one year.

Financial Highlights

Cambria Global Value ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$25.43	$21.62	$20.75	$20.48	$22.96

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	1.09	1.22	1.05	1.03	0.96
Net realized and unrealized gain (loss) on investments (b)	9.61	3.55	0.98	0.24	(2.60)
Total from investment operations	10.70	4.77	2.03	1.27	(1.64)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(0.97)	(1.16)	(1.00)	(0.84)
Total distributions	(1.01)	(0.97)	(1.16)	(1.00)	(0.84)

ETF transaction fees per share	0.04	0.01	–	–	–
Net asset value, end of year	$35.16	$25.43	$21.62	$20.75	$20.48

TOTAL RETURN(e)	43.27%	23.06%	10.33%	6.97%	-7.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$541,407	$188,176	$104,848	$137,978	$102,386
Ratio of expenses to average net assets(f)	0.68%	0.66%	0.64%	0.67%	0.66%
Ratio of tax expenses to average net assets(f)	0.00%(d)	–%	–%	–%	–%
Ratio of expenses to average net assets excluding tax expense(f)	0.68%	0.66%	0.64%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets(f)	3.49%	5.50%	5.15%	5.48%	4.19%
Portfolio turnover rate (c)(e)	21%	8%	36%	94%	3%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

(d)	Amount represents less than 0.005%

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

Financial Highlights

Cambria LargeCap Shareholder Yield ETF

		Period ended
	Year ended	April 30,
	April 30, 2026	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.51	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.66	0.49
Net realized and unrealized gain (loss) on investments (c)	5.71	(0.63)
Total from investment operations	6.37	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	(0.35)
Total distributions	(0.79)	(0.35)

Net asset value, end of period	$30.09	$24.51

TOTAL RETURN (d)	26.37%	-0.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,017	$4,290
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (e)	0.59%	0.59%
After expense reimbursement/recoupment (e)	–%(f)	0.43%(g)
Ratio of net investment income (loss) to average net assets (e)	2.40%	2.40%
Portfolio turnover rate (d)(h)	43%	23%

(a)	Inception date of the Fund was July 11, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.16%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

Cambria Micro and SmallCap Shareholder Yield ETF

	Year ended April 30,		Period ended
	2026	2025	April 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.14	$25.41	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.73	0.78	0.25
Net realized and unrealized gain (loss) on investments (c)	9.10	(3.18)	0.33
Total from investment operations	9.83	(2.40)	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(1.43)	(0.17)
Return of capital	–	(0.44)	–
Total distributions	(0.63)	(1.87)	(0.17)

Net asset value, end of period	$30.34	$21.14	$25.41

TOTAL RETURN (d)	47.06%	-10.20%	2.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,582	$10,040	$26,685
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (e)	0.59%	0.59%	0.59%
After expense reimbursement/recoupment (e)	–%(f)	–%(f)	0.20%(g)
Ratio of net investment income (loss) to average net assets (e)	2.73%	2.98%	2.99%
Portfolio turnover rate (d)(h)	55%	51%	8%

Financial Highlights

Cambria Micro and SmallCap Shareholder Yield ETF

(a)	Inception date of the Fund was January 3, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.39%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

Cambria Shareholder Yield ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$60.47	$68.94	$58.14	$60.89	$62.48

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	1.43	1.47	1.29	1.48	1.17
Net realized and unrealized gain (loss) on investments (b)	19.21	(8.53)	10.75	(2.54)	(1.27)
Total from investment operations	20.64	(7.06)	12.04	(1.06)	(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.46)	(1.41)	(1.24)	(1.40)	(1.23)
Net realized gains	–	–	–	(0.29)	(0.26)
Total distributions	(1.46)	(1.41)	(1.24)	(1.69)	(1.49)

ETF transaction fees per share	0.00 (c)	–	–	–	–
Net asset value, end of year	$79.65	$60.47	$68.94	$58.14	$60.89

TOTAL RETURN(e)	34.55%	-10.44%	20.84%	-1.59%	-0.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$959,840	$919,155	$1,182,263	$718,054	$514,534
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	2.06%	2.12%	2.00%	2.42%	1.85%
Portfolio turnover rate (d)(e)	64%	42%	50%	41%	51%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate excludes in-kind transactions, if any.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

Financial Highlights

Cambria Tactical Yield ETF

	Year ended April 30,		Period ended
	2026	2025	April 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.42	$25.22	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.99	1.23	0.41
Net realized and unrealized gain (loss) on investments (c)	–(i)	0.04	(0.05)
Total from investment operations	0.99	1.27	0.36

Financial Highlights

Cambria Tactical Yield ETF

	Year ended April 30,		Period ended
	2026	2025	April 30, 2024(a)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.19)	(1.07)	(0.14)
Total distributions	(1.19)	(1.07)	(0.14)

Net asset value, end of period	$25.22	$25.42	$25.22

TOTAL RETURN (d)	3.96%	5.12%	1.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,781	$44,483	$13,870
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (e)	0.59%	0.59%	0.59%
After expense reimbursement/recoupment (e)	–%(f)	–%(f)	0.18%(g)
Ratio of net investment income (loss) to average net assets (e)	3.91%	4.84%	5.03%
Portfolio turnover rate (e)(h)	–%	–%	–%

(a)	Inception date of the Fund was January 3, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g)	The Investment Adviser has agreed to a voluntary waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.41%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

(i)	Amount represents less than $0.005 per share.

Financial Highlights

Cambria Tail Risk ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$12.74	$11.81	$14.62	$16.92	$18.74

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.38	0.37	0.42	0.29	0.13
Net realized and unrealized gain (loss) on investments (b)	(1.79)	0.88	(2.77)	(2.27)	(1.84)
Total from investment operations	(1.41)	1.25	(2.35)	(1.98)	(1.71)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.32)	(0.46)	(0.32)	(0.11)
Total distributions	(0.37)	(0.32)	(0.46)	(0.32)	(0.11)

Net asset value, end of year	$10.96	$12.74	$11.81	$14.62	$16.92

TOTAL RETURN(d)	-11.16%	10.87%	-16.28%	-11.86%	-9.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$157,339	$161,130	$82,098	$224,372	$404,422
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	3.26%	3.16%	3.21%	1.80%	0.69%
Portfolio turnover rate (c)(d)	134%	86%	13%	129%	60%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

Financial Highlights

Cambria Trinity ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$25.34	$25.50	$24.81	$26.82	$27.36

INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.90	0.78	0.93	0.89	1.59
Net realized and unrealized gain (loss) on investments (c)	5.76	(0.15)	0.70	(1.96)	(0.51)
Total from investment operations	6.66	0.63	1.63	(1.07)	1.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.79)	(0.91)	(0.64)	(1.60)
Net realized gains	–	–	(0.03)	(0.30)	(0.02)
Total distributions	(0.94)	(0.79)	(0.94)	(0.94)	(1.62)

Net asset value, end of year	$31.06	$25.34	$25.50	$24.81	$26.82

TOTAL RETURN(f)	26.72%	2.44%	6.72%	-3.99%	3.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$142,896	$108,962	$107,111	$119,100	$50,958
Ratio of expenses to average net assets(d)(g)	0.01%	0.00%	0.00%	0.00%	0.00%
Ratio of tax expenses to average net assets(d)(g)	0.01%	–%	–%	–%	–%
Ratio of expenses to average net assets excluding tax expense(d)(g)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets (d)(g)	3.20%	3.01%	3.73%	3.54%	5.78%
Portfolio turnover rate (e)(f)	34%	66%	69%	102%	26%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

Financial Highlights

Cambria Value and Momentum ETF

	Year ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:

Net asset value, beginning of year	$28.93	$28.72	$24.63	$26.22	$23.21

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.23	0.31	0.25	0.54	0.25
Net realized and unrealized gain (loss) on investments (b)	6.80	0.41	4.10	(1.66)	3.02
Total from investment operations	7.03	0.72	4.35	(1.12)	3.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.32)	(0.26)	(0.47)	(0.26)
Return of capital	–	(0.19)	–	–	–
Total distributions	(0.22)	(0.51)	(0.26)	(0.47)	(0.26)

Net asset value, end of year	$35.74	$28.93	$28.72	$24.63	$26.22

TOTAL RETURN(d)	24.39%	2.52%	17.75%	-4.34%	14.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$83,103	$52,072	$61,749	$64,036	$31,469
Ratio of expenses to average net assets(e)	0.64%	0.64%	0.64%	0.61%	0.59%
Ratio of interest expense to average net assets(e)	0.05%	0.05%	0.05%	0.02%	–%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	0.69%	1.06%	0.94%	2.00%	1.02%
Portfolio turnover rate (c)(d)	74%	86%	63%	71%	78%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

Cambria ETF Trust	Notes to Financial Statements
1. ORGANIZATION	April 30, 2026

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011, as an open- end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Emerging Shareholder Yield ETF, Cambria Fixed Income Trend ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Global Momentum ETF, Cambria Global Real Estate ETF, Cambria Global Value ETF, Cambria LargeCap Shareholder Yield ETF, Cambria Micro and SmallCap Shareholder Yield ETF, Cambria Shareholder Yield ETF, Cambria Tactical Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, and Cambria Value and Momentum ETF (“Emerging Shareholder Yield ETF”, 'Fixed Income Trend ETF”, “Foreign Shareholder Yield ETF”, “Global Asset Allocation ETF”, “Global Momentum ETF”, “Global Real Estate ETF”, “Global Value ETF”, “LargeCap Shareholder Yield ETF”, “Micro and SmallCap Shareholder Yield ETF”, “Shareholder Yield ETF”, “Tactical Yield ETF”, “Tail Risk ETF”, “Trinity ETF”, and “Value and Momentum ETF”, respectively, and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, serves as the sub-adviser to the Funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Emerging Shareholder Yield ETF inception date was July 13, 2016.

The investment objective of Fixed Income Trend ETF is to seek income and capital appreciation. The Fixed Income Trend ETF inception date was March 27, 2025.

The investment objective of Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Foreign Shareholder Yield ETF inception date was December 2, 2013.

The investment objective of Global Asset Allocation ETF is to seek income and capital appreciation. The Global Asset Allocation ETF inception date was December 9, 2014.

The investment objective of Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Global Momentum ETF inception date was November 3, 2014.

The investment objective of Global Real Estate ETF is to seek income and capital appreciation. The Global Real Estate ETF inception date was September 23, 2020.

The investment objective of Global Value ETF is to seek income and capital appreciation. The Global Value ETF inception date was March 11, 2014.

The investment objective of LargeCap Shareholder Yield ETF is to seek income and capital appreciation. The LargeCap Shareholder Yield ETF inception date was July 11, 2024.

The investment objective of Micro and SmallCap Shareholder Yield ETF is to seek income and capital appreciation. The Micro and SmallCap Shareholder Yield ETF inception date was January 3, 2024.

The investment objective of Shareholder Yield ETF is to seek income and capital appreciation. The Shareholder Yield ETF inception date was May 13, 2013.

The investment objective of Tactical Yield ETF is to seek income and capital appreciation. The Tactical Yield ETF inception date was January 3, 2024.

The investment objective of Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Tail Risk ETF inception date was April 5, 2017.

The investment objective of Trinity ETF is to seek income and capital appreciation. The Trinity ETF inception date was September 10, 2018.

The investment objective of Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Value and Momentum ETF inception date was September 8, 2015.

The Global Asset Allocation ETF, the Global Momentum ETF and the Trinity ETF are actively managed “funds-of-ETFs.” The Adviser invests these Fund’s assets in ETFs that are listed on U.S. stock exchanges (the “Underlying ETFs”).

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called (“Creation Units”). Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Cambria ETF Trust	Notes to Financial Statements
2. SIGNIFICANT ACCOUNTING POLICIES	April 30, 2026

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates - The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Funds.

Security Valuation – Equity securities, including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market (“NASDAQ”), including securities traded over-the-counter (“OTC”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Investments in money market mutual funds are valued at each underlying fund’s published NAV per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued using mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser serve as its “Valuation Designee” and perform fair value determinations on behalf of all series of the Trust, subject to the Board's supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available; (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument; and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset's market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

Under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a- 5) in accordance with the Pricing and Valuation Policy and Fair Valuation Procedures, as applicable, of the Investment Adviser, subject to oversight by the Board. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Cambria ETF Trust	Notes to Financial Statements
April 30, 2026

•	Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2026:

Emerging Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stocks	$747,125,322	$—	$4,646,086	$751,771,408
Money Market Funds	6,511,307	—	—	6,511,307
Total Investments in Securities	$753,636,629	$—	$4,646,086	$758,282,715

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Fixed Income Trend ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,998,482	$—	$—	$20,998,482
Money Market Funds	190,345	—	—	190,345
Total Investments in Securities	$21,188,827	$—	$—	$21,188,827

Foreign Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$635,304,318	$—	$—	$635,304,318
Investments Purchased with Proceeds from Securities Lending	14,466,764	—	—	14,466,764
Money Market Funds	2,058,193	—	—	2,058,193
Total Investments in Securities	$651,829,275	$—	$—	$651,829,275

Global Asset Allocation ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$68,671,007	$—	$—	$68,671,007
Investments Purchased with Proceeds from Securities Lending	7,172,914	—	—	7,172,914
Money Market Funds	255,744	—	—	255,744
Total Investments in Securities	$76,099,665	$—	$—	$76,099,665

Global Momentum ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$139,871,988	$—	$—	$139,871,988
Investments Purchased with Proceeds from Securities Lending	4,363,725	—	—	4,363,725
Money Market Funds	500,903	—	—	500,903
Total Investments in Securities	$144,736,616	$—	$—	$144,736,616

Global Real Estate ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$50,607,117	$—	$—	$50,607,117
Money Market Funds	527,884	—	—	527,884
Investments Purchased with Proceeds from Securities Lending	230,706			230,706
Total Investments in Securities	$51,365,707	$—	$—	$51,365,707

Global Value ETF
Investments in Securities	Level 1	Level 2	Level 3(a)		Total
Common Stocks	$500,748,164	$—	$0	(b)	$500,748,164
Preferred Stocks	21,348,294	—	—		21,348,294
Real Estate Investment Trusts	3,999,326	—	—		3,999,326
Money Market Funds	9,414,040	—	—		9,414,040
Total Investments in Securities	$535,509,824	$—	$0	(b)	$535,509,824

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	Rounds to zero.

Cambria ETF Trust	Notes to Financial Statements
April 30, 2026

LargeCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,845,901	$—	$—	$5,845,901
Money Market Funds	164,642	—	—	164,642
Total Investments in Securities	$6,010,543	$—	$—	$6,010,543

Micro and SmallCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$29,497,432	$—	$—	$29,497,432
Investments Purchased with Proceeds from Securities Lending	516,098	—	—	516,098
Money Market Funds	72,658	—	—	72,658
Total Investments in Securities	$30,086,188	$—	$—	$30,086,188

Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$955,978,319	$—	$—	$955,978,319
Money Market Funds	3,983,865	—	—	3,983,865
Total Investments in Securities	$959,962,184	$—	$—	$959,962,184

Tactical Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$32,580,401	$—	$32,580,401
Money Market Funds	200,383	—	—	200,383
Total Investments in Securities	$200,383	$32,580,401	$—	$32,780,784

Tail Risk ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$139,139,088	$—	$139,139,088
Purchased Options	—	9,246,600	—	9,246,600
Money Market Funds	3,719,869	—	—	3,719,869
Total Investments in Securities	$3,719,869	$148,385,688	$—	$152,105,557

Trinity ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$142,696,321	$—	$—	$142,696,321
Investments Purchased with Proceeds from Securities Lending	1,894,856	—	—	1,894,856
Money Market Funds	188,946	—	—	188,946
Total Investments in Securities	$144,780,123	$—	$—	$144,780,123

Value and Momentum ETF

Assets
Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stocks	$73,942,059	$—	$93,767	$74,035,826
Money Market Funds	5,515,927	—	—	5,515,927
Investments Purchased with Proceeds from Securities Lending	1,425,331	—	—	1,425,331
Total Investments in Securities	$80,883,317	$—	$93,767	$80,977,084

Liabilities
Other Financial Instruments(b):
Futures Contracts	$(3,000,107)	$—	$—	$(3,000,107)
Total Other Financial Instruments	$(3,000,107)	$—	$—	$(3,000,107)

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2026.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds' foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Value and Momentum ETF utilized futures contracts during the year ended April 30, 2026. The Value and Momentum ETF's investment in futures contracts is designed to enable it to more closely approximate the performance of its benchmark index. Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance its returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. If a margin deposit was made upon entering into futures contracts, it is included in Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include: 1) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; 2) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date; 3) Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction and; 4) losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options Written/Purchased - The Value and Momentum ETF and Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets. A Fund may also invest in equity option contracts to enhance its returns. The Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. There is risk that a Fund may pay a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liabilities Derivatives

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Tail Risk ETF
Equity Contracts (Option Contracts)	Investments, at value	$9,246,600	Investments, at value	$-
Total		$9,246,600		$-
Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	$-	Unrealized depreciation on futures contracts	$(3,000,107)*
Total		$-		$(3,000,107)*

* Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

The effect of derivative instruments on the Statements of Operations for the year ended April 30, 2026:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/(Depreciation) on Derivatives
Tail Risk ETF
Equity Contracts (Purchased Options)	Net Realized Gain (Loss) from Investments in Unaffiliated Issuers/Net Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers	$(16,711,817)	$(3,420,988)
Total		$(16,711,817)	$(3,420,988)

Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain (Loss) from Futures Contracts/Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	$(4,463,346)	$(3,948,539)
Total		$(4,463,346)	$(3,948,539)

The monthly average notional amount of purchased option contracts during the year ended April 30, 2026, for Tail Risk ETF was $439,205,520. The monthly average notional value of the futures contracts during the year ended April 30, 2026, for the Value and Momentum ETF was $33,022,984.

Federal Income Taxes - The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management's conclusions regarding tax positions may be subject to review and adjusted at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of the year ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if that Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. During the year, the Funds did not incur any interest or penalties.

Expenses - All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Cambria ETF Trust	Notes to Financial Statements
April 30, 2026

Foreign Taxes - The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders - The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on the ex-dividend date.

Creation Units - The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares (except for the Micro and SmallCap Shareholder Yield ETF, the LargeCap Shareholder Yield ETF, and the Fixed Income Trend ETF which transact in groups of 25,000 shares) called creation units. Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

ALPS Distributors Inc. (the “Distributor”), the Funds' Distributor, has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Funds.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year ended April 30, 2026:

Fund	Creation Unit Shares	Standard Transaction Fee	Value	Variable Charge
Emerging Shareholder Yield ETF	50,000	$3,500	$ 2,210,500	Up to 2.0%
Fixed Income Trend ETF	25,000	300	642,250	Up to 2.0%
Foreign Shareholder Yield ETF	50,000	2,500	1,936,500	Up to 2.0%
Global Asset Allocation ETF	50,000	500	1,745,500	None
Global Momentum ETF	50,000	500	1,871,000	Up to 2.0%
Global Real Estate ETF	50,000	1,500	1,297,000	Up to 2.0%
Global Value ETF	50,000	3,500	1,297,000	Up to 2.0%
LargeCap Shareholder Yield ETF	25,000	300	752,250	Up to 2.0%
Micro and SmallCap Shareholder Yield ETF	25,000	300	758,500	Up to 2.0%
Shareholder Yield ETF	50,000	700	3,982,500	None
Tactical Yield ETF	50,000	300	1,261,000	Up to 2.0%
Tail Risk ETF	50,000	500	548,000	None
Trinity ETF	50,000	300	1,553,000	None
Value and Momentum ETF	50,000	700	1,787,000	None

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable Deposit Securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with Authorized Participants for Deposit Securities and payable for collateral upon return of Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Illiquid Securities - A security is considered illiquid if a Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents - Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cambria ETF Trust	Notes to Financial Statements
April 30, 2026

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect, or potential effect, of netting arrangements on the Funds for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement, or similar agreement, or meet the following criteria to offset assets and liabilities: 1) the amounts owed by a Fund to another party are determinable; 2) a Fund has the right to offset the amounts owed with the amounts owed by the other party; 3) a Fund intends to offset assets and liabilities, which can be enforced by law.

As of April 30, 2026, the Funds' financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 10 for offsetting related to securities lending.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement - The Investment Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund's investment program. The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Funds. Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily net assets for the services and facilities the Investment Adviser provides, payable at an annual rate of 0.59% (except for the Fixed Income Trend ETF, which pays an annual advisory fee rate of 0.49% of average daily net assets), excluding the Global Asset Allocation ETF and Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund's 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund's 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Global Value ETF and Emerging Shareholder Yield ETF may pay up to 0.10% of each Funds average daily net assets in custody fees. The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days' written notice to the Investment Adviser, and by the Investment Adviser on 60 days' written notice to the Trust and that it shall be automatically terminated if it is assigned.

The waived fees are not eligible for recapture by the Investment Adviser. The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million. During the year ended April 30, 2026, the Investment Adviser voluntarily waived the following:

Fund	Fees Waived
Fixed Income Trend ETF	$ 96,064
Global Real Estate ETF	229,797
LargeCap Shareholder Yield ETF	31,575
Micro and SmallCap ETF	109,416
Tactical Yield ETF	169,582

The fees waived are not eligible for recapture by the Investment Adviser. Additionally, the Investment Adviser earned $224,000 in Investment Advisory Fees from the Global Momentum ETF related to the Fund's investment in affiliated funds, which is included in the total amount of Investment Advisory Fees presented in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee of 0.03% on the first $2 billion of the Funds aggregate average daily net assets and 0.025% of average daily net assets over $2 billion by the Adviser, which is calculated and paid monthly. The Sub-Adviser has agreed to assume the Adviser's obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal.

Administrator, Custodian and Transfer Agent - Tidal ETF Services LLC (“Tidal”) serves as the Funds' Administrator and, in that capacity, performs various administrative and management services for the Funds, and prepares reports and materials to be supplied to the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings and reports for the Funds, including regulatory compliance monitoring and financial reporting; and monitors the activities of the Funds' custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable. BBH also serves as a custodian for certain securities pursuant to a custodian agreement.

Cambria ETF Trust	Notes to Financial Statements
April 30, 2026

Distribution Agreement - The Distributor serves as the Funds' distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. No such fee is currently paid by the Funds, and the Board has not currently approved the commencement of any payments under the Plan. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Certain officers and trustees of the Trust are affiliated with the Investment Adviser, Sub-Adviser and Administrator.

5. INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, U.S. government and short-term securities, were:

	Purchases of	Proceeds from
Fund	Securities	Sales of Securities
Emerging Shareholder Yield ETF	$ 222,791,545	$ 181,852,111
Fixed Income Trend ETF	20,152,191	20,145,431
Foreign Shareholder Yield ETF	241,995,627	229,089,545
Global Asset Allocation ETF	4,170,533	4,624,791
Global Momentum ETF	97,045,702	96,880,360
Global Real Estate ETF	38,507,842	36,744,428
Global Value ETF	173,036,583	76,540,921
LargeCap Shareholder Yield ETF	2,278,022	2,434,433
Micro and SmallCap Shareholder Yield ETF	10,287,691	9,918,030
Shareholder Yield ETF	575,898,710	573,388,896
Tactical Yield ETF	—	—
Tail Risk ETF	18,703,016	6,497,392
Trinity ETF	41,386,874	40,977,974
Value and Momentum ETF	45,051,989	50,327,658

For the year ended April 30, 2026, the Tail Risk ETF had purchases and sales of U.S. government securities of $196,129,341 and $154,173,703, respectively, excluding in-kind trades of such. In-kind purchases and sales of long-term U.S. government securities, which are included in the figures in the table below, amounted to $12,334,910 and $34,919,015, respectively for the year ended April 30, 2026. None of the other funds had long-term purchases or sales of U.S. Government securities during the year ended April 30, 2026.

During the year ended April 30, 2026, the Funds realized net capital gains (losses) resulting from redemptions in-kind in which Authorized Participants exchange Fund Shares for securities held by the fund rather than for cash. Because such gains are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

For the year ended April 30, 2026, in-kind transactions associated with creatio ns and redemptions were:

	Purchases of	Proceeds from
	Securities	Sales of Securities
Emerging Shareholder Yield ETF	$ 26,781,255	$ 5,338,546
Fixed Income Trend ETF	9,202,795	1,874,566
Foreign Shareholder Yield ETF	176,492,995	54,458,708
Global Asset Allocation ETF	8,624,351	4,001,905
Global Momentum ETF	12,880,109	10,467,420
Global Real Estate ETF	12,605,084	2,491,477
Global Value ETF	219,294,313	75,712,715
LargeCap Shareholder Yield ETF	647,584	—
Micro and SmallCap Shareholder Yield ETF	18,138,463	4,843,499
Shareholder Yield ETF	44,165,476	251,749,703
Tactical Yield ETF	—	—
Tail Risk ETF	12,334,910	34,919,015

Trinity ETF	13,403,159	4,116,838
Value and Momentum ETF	26,835,558	11,048,309

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

6. INVESTMENT TRANSACTIONS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Buyback Risk. When a company repurchases its shares from the marketplace through share buybacks, investors may perceive this action to be a reflection of management’s belief that company shares are undervalued, but there is no guarantee that the price of a company’s stock will increase after the company announces a buyback. Accordingly, share buybacks may not be an accurate predictor of a company’s value or future share performance.

Cash Redemption Risk. A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. The Funds may invest in commodity-related companies, commodity futures and physical commodities through the Underlying Vehicles. These investments may subject the Funds to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Funds’ holdings.

Concentration Risk. The Fund’s investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries.

Real Estate Industry Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Corporate Bond Risk. Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Counterparty Risk. The Funds bear the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Funds will lose money and the value of an investment in Funds’ Shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Funds’ investments.

Cyber Security Risk. Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of the Funds’ operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber attacks affecting the Funds’ third-party service providers, including the Investment Adviser, the sub-adviser, the custodian, the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cyber security breaches.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Swaps Contract Risk. Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

ETF Structure Risk. The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Exchange-Traded Funds and Exchange- Traded Products (“ETP”) and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear their proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Funds’ investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Funds’ returns.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Funds to leverage.

Geographic Investment Risk. To the extent the Funds invest a significant portion of assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Accordingly, a change in the supply and demand of these resources, both in Canada and worldwide, can have a significant effect on Canadian market performance. Conditions that weaken demand for its products worldwide could have a negative impact on the Canadian economy as a whole.

China Risk. Investments in China involve risks closely tied to the social, political, and economic conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency, rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government maintains strict currency controls, regularly intervenes in the currency market, and plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU (“Brexit”). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Japan Risk. The economy of Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Latin America Risk. Investments in securities of issuers in Latin American countries involve risks that are specific to the Latin American region, including social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated

South Africa Risk. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may also be vulnerable to significant fluctuations and devaluation. Access to health care, unemployment, limited economic opportunity, and other financial constraints, continue to present obstacles to South Africa’s full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. There can be no assurance that initiatives by the South African government to address these issues will achieve the desired results.

South Korea Risk. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Hedging Risk. Options used by the Funds to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Funds’ put option strategy will be effective. It may expose the Funds to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect the Funds against declines in the value of their portfolio securities.

High-Yield Securities Risk. High-yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High-yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high-yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk. Inflation-protected securities, such as Treasury Inflation-Protected Securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Risks associated with rising interest rates are heightened given the Federal Reserve’s recent increases in interest rates. To the extent that rates increase substantially and/or rapidly, the Funds may be subject to significant losses.

International Closed-Market Trading Risk. Because the Funds’ investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large-Capitalization Company Risk. The Funds’ investments in large-capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of the Funds’ investments may expose the Funds to leverage, causing the Funds’ value to be more volatile.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Funds’ ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Funds are actively managed using a model- based approach, and the Adviser selects Fund investments on a periodic basis using a proprietary quantitative algorithm developed by the Adviser for the Funds. There can be no guarantee that these strategies and processes, or the Adviser’s quantitative model, will be effective or successful investment management techniques or that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular Fund investments will be correct even if the Adviser’s overall investment strategies and processes are otherwise effective. Further, there is no guarantee that the Funds will achieve their investment objective.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actions, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Micro-Capitalization Company Risk. Micro-capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro- capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Momentum Investing Risk. A Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of MBS. In addition, MBS generally can be prepaid at any time, and prepayments that occur either more quickly (prepayment risk) or more slowly (extension risk) than expected can adversely impact the value of such securities. MBS may be negatively affected by the quality of the underlying mortgages, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. MBS not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn.

Municipal Security Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities that have limited taxing authority, such as school districts, or are dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry

Portfolio Turnover Risk. The Funds’ strategies may frequently involve buying and selling portfolio securities to rebalance the Funds’ exposure to various market sectors. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds’ performance to be less than you expect.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies

Private Credit Risk. The Fund may invest indirectly in private credit through registered ETFs. Investments in private securities are illiquid. Private securities are not traded in public markets and can be subject to various restrictions on resale. In addition, there can be no assurance that the Fund, through its investments in other ETFs, will be able to realize the value of private securities in a timely manner. Further, private credit investments can range in credit quality depending on security-specific factors, including total leverage.

Quantitative Security Selection Risk. The Investment Adviser uses quantitative techniques to generate investment decisions and select securities, and the Funds may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Industry Risk. The Funds are subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems, and natural disasters.

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self -liquidations. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Sector Risk - To the extent that the Funds invest a significant portion of assets in a particular sector, the Funds may be susceptible to loss due to adverse occurrences affecting that sector.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of their local economy, the international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Energy Sector Risk. The energy sector includes, for example, oil, gas, and consumable fuel companies. Energy companies can be substantially impacted by, among other things, the volatility of oil prices, worldwide supply and demand, worldwide economic growth, and political instability in oil or gas producing regions such as the Middle East and Eastern Europe.

Financials Sector Risk. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk. Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Funds will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Funds’ exposure to the market, and may increase losses and the volatility of returns.

Small- and Medium-Capitalization Company Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and medium- capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Funds’ NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high-yield debt securities, as discussed in each applicable Funds’ prospectus.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Swap Contracts Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Underlying Vehicle Counterparty and Leverage Risk. Through its investments in affiliated and unaffiliated ETFs and other ETPs (collectively, “Underlying Vehicles”), the Funds may be indirectly exposed to additional risks. For example, if an Underlying Vehicle contracts with a counterparty, the Funds indirectly bears the risk that the counterparty fails to honor its obligations, causing the Underlying Vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain Underlying Vehicles may comply with their obligations related to certain derivatives in accordance with Rule 18f-4 under the 1940 Act, as applicable, the Fund’s value-at-risk limitations (if applicable) may not prevent losses greater than the value of those obligations. Other Underlying Vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Funds’ investments in Underlying Vehicles, the value of the Funds’ Shares may be volatile.

U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. The securities of other U.S. government-sponsored entities (“GSEs”) may not be backed by the full faith and credit of the U.S. government, but rather supported through federal subsidies, loans, or other benefits.

Value Investment Risk. The Funds may consider certain value metrics when selecting stocks for inclusion in their portfolio and, as a result, the Funds may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS

U.S. GAAP requires that certain amounts of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind, and nondeductible excise tax and foreign currency. For the fiscal year ended April 30, 2026, the following table shows the reclassifications made:

Fund	Paid-In Capital	Total Distributable Earnings (Accumulated Losses)
Emerging Shareholder Yield ETF	$1,488,187	$(1,488,187)
Fixed Income Trend ETF	61,835	(61,835)
Foreign Shareholder Yield ETF	18,041,642	(18,041,642)
Global Asset Allocation ETF	1,300,419	(1,300,419)
Global Momentum ETF	2,906,587	(2,906,587)
Global Real Estate ETF	209,526	(209,526)
Global Value ETF	26,056,730	(26,056,730)
LargeCap Shareholder Yield ETF	1,438	(1,438)
Micro and SmallCap Shareholder Yield ETF	1,302,397	(1,302,397)
Shareholder Yield ETF	26,418,997	(26,418,997)
Tactical Yield ETF	(5,953)	5,953
Tail Risk ETF	(160,141)	160,141
Trinity ETF	934,984	(934,984)
Value and Momentum ETF	4,947,356	(4,947,356)

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

9. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the yearor period ended April 30, 2026, and April 30, 2025, respectively, were as follows:

	Year Ended April 30, 2026			Year/Period Ended April 30, 2025
	Ordinary	Long-Term	Return of	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Income	Capital Gains	Capital
Emerging Shareholder Yield ETF	$36,345,622	-	-	$ 18,218,875	-	-
Fixed Income Trend ETF	828,255	-	-	-	-	-
Foreign Shareholder Yield ETF	20,225,933	-	-	12,944,687	-	-
Global Asset Allocation ETF	2,383,512	-	-	2,233,576	-	63,710
Global Momentum ETF	2,144,642	-	-	2,057,727	-	1,736,844
Global Real Estate ETF	2,748,417	-	-	2,714,991	-	192,966
Global Value ETF	10,802,670	-	-	4,607,623	-	-
LargeCap Shareholder Yield ETF	151,891	-	-	144,888	-	-
Micro and SmallCap Shareholder Yield ETF	434,504	-	-	1,045,181	-	320,199
Shareholder Yield ETF	19,387,644	-	-	24,388,078	-	-
Tactical Yield ETF	1,262,416	-	-	849,555	-	-
Tail Risk ETF	4,390,051	-	-	2,093,066	-	-
Trinity ETF	4,037,919	-	-	3,325,439	-	-
Value and Momentum ETF	463,975	-	-	580,310	-	352,764

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short-term or long-term capital losses. As of the fiscal year ended April 30, 2026, the Funds have the following capital loss carryovers, which will not expire:

Fund	Short-Term	Long-Term
Emerging Shareholder Yield ETF	$3,250,258	$-
Fixed Income Trend ETF	360,440	-
Foreign Shareholder Yield ETF	3,739,367	7,460,428
Global Asset Allocation ETF	26,768	1,647,849
Global Momentum ETF	10,911,122	-
Global Real Estate ETF	6,785,824	1,669,625
Global Value ETF	105,044	31,913,837
LargeCap Shareholder Yield ETF	13,320	-
Micro and SmallCap Shareholder Yield ETF	526,943	322,439
Shareholder Yield ETF	25,746,713	45,850,026
Tactical Yield ETF	-	-
Tail Risk ETF	61,120,268	135,383,190
Trinity ETF	2,424,928	1,273,154
Value and Momentum ETF	28,750,240	6,715,437

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended April 30, 2026, none of the Funds had elected to defer any post-October or late-year losses.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

As of the fiscal year ended April 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis for the Funds were as follows:

	Emerging Shareholder Yield ETF	Fixed Income Trend ETF	Foreign Shareholder ETF	Global Asset Allocation ETF	Global Momentum ETF
Investments, at cost	$574,819,609	$20,277,557	$514,052,617	$64,263,764	$119,487,093
Gross tax unrealized appreciation	234,200,536	943,215	156,575,867	13,553,569	28,807,999
Gross tax unrealized depreciation	(50,737,430)	(31,945)	(18,799,209)	(1,717,668)	(3,558,476)
Net tax unrealized appreciation (depreciation)	183,463,106	911,270	137,776,658	11,835,901	25,249,523
Undistributed ordinary income (loss)	11,581,675	77,489	8,635,384	12,532	73,277
Undistributed long-term capital gain (loss)	-	-	-	-	-
Other accumulated gain (loss)	(4,508,033)	(360,440)	(11,096,460)	(1,674,617)	(10,911,122)
Total distributable earnings (accumulated losses)	$190,536,748	$628,319	$135,315,582	$10,173,816	$14,411,678

	Global Real Estate ETF	Global Value ETF	LargeCap Shareholder Yield ETF	Micro and SmallCap Shareholder Yield ETF	Shareholder Yield ETF
Investments, at cost	$49,074,817	$450,008,560	$5,668,163	$27,318,290	$897,163,382
Gross tax unrealized appreciation	6,087,629	112,316,887	787,599	4,638,957	147,633,720
Gross tax unrealized depreciation	(3,796,739)	(26,815,623)	(445,219)	(1,871,059)	(84,834,918)
Net tax unrealized appreciation (depreciation)	2,290,890	85,501,264	342,380	2,767,898	62,798,802
Undistributed ordinary income (loss)	973,695	7,075,291	2,445	71,835	1,246,613
Undistributed long-term capital gain (loss)	-	-	-	-	-
Other accumulated gain (loss)	(8,454,068)	(31,942,135)	(13,320)	(849,382)	(71,596,744)
Total distributable earnings (accumulated losses)	$(5,189,483)	$60,634,420	$331,505	$1,990,351	$(7,551,329)

	Tactical Yield ETF	Tail Risk ETF	Trinity ETF	Value and Momentum ETF
Investments, at cost	$32,790,046	$154,511,638	$121,160,861	$61,774,273
Gross tax unrealized appreciation	-	7,270,441	25,517,256	20,578,370
Gross tax unrealized depreciation	(9,262)	(9,676,522)	(1,897,994)	(4,375,666)
Net tax unrealized appreciation (depreciation)	(9,262)	(2,406,081)	23,619,262	16,202,704
Undistributed ordinary income (loss)	94,197	487,152	3,416	208
Undistributed long-term capital gain (loss)	-	-	-	-
Other accumulated gain (loss)	-	(196,503,458)	(3,698,082)	(35,465,677)
Total distributable earnings (accumulated losses)	$84,935	$(198,422,387)	$19,924,596	$(19,262,765)

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies, partnership investments, the tax treatment of grantor trusts, and certain marked-to-market adjustments.

10. SECURITIES LENDING

Certain Funds have entered into a Securities Lending Agreement with U.S. Bank N.A., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2026

Cash collateral received in connection with securities lending of each applicable Fund is invested in First American Government Obligations Fund Class X and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non-cash collateral, if any, which would be subject to offset as of April 30, 2026:

Fund	Value of Securities on Loan	Payable on Collateral Received
Foreign Shareholder Yield ETF	$13,945,467	$14,466,764
Global Asset Allocation ETF	7,057,514	7,172,914
Global Momentum ETF	4,376,046	4,363,725
Global Real Estate ETF	225,982	230,706
Micro and SmallCap Shareholder Yield ETF	497,750	516,098
Trinity ETF	1,873,619	1,894,856
Value and Momentum ETF	1,469,614	1,425,331

11. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting periods.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Cambria ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts, of Cambria ETF Trust comprising the funds listed below (the “Funds”) as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cambria Emerging Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Global Momentum ETF, Cambria Global Real Estate ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, and Cambria Value and Momentum ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Cambria Micro and SmallCap Shareholder Yield ETF and Cambria Tactical Yield ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025 and for the period from January 3, 2024 (commencement of operations) through April 30, 2024
Cambria LargeCap Shareholder Yield ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from July 11, 2024 (commencement of operations) through April 30, 2025
Cambria Fixed Income Trend ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period from March 27, 2025 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds’ in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2026

Cambria ETF Trust	Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income by the Funds was as follows:

Emerging Shareholder Yield ETF	54.14%
Fixed Income Trend ETF	11.37%
Foreign Shareholder Yield ETF	92.80%
Global Asset Allocation ETF	26.84%
Global Momentum ETF	76.47%
Global Real Estate ETF	15.13%
Global Value ETF	57.19%
LargeCap Shareholder Yield ETF	97.35%
Micro and SmallCap Shareholder Yield ETF	86.92%
Shareholder Yield ETF	100.00%
Tactical Yield ETF	0.00%
Tail Risk ETF	0.00%
Trinity ETF	31.92%
Value and Momentum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2026 was as follows:

Emerging Shareholder Yield ETF	0.00%
Fixed Income Trend ETF	1.38%
Foreign Shareholder Yield ETF	0.02%
Global Asset Allocation ETF	0.00%
Global Momentum ETF	0.00%
Global Real Estate ETF	2.91%
Global Value ETF	0.00%
LargeCap Shareholder Yield ETF	97.49%
Micro and SmallCap Shareholder Yield ETF	85.41%
Shareholder Yield ETF	100.00%
Tactical Yield ETF	0.00%
Tail Risk ETF	0.00%
Trinity ETF	0.00%
Value and Momentum ETF	100.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% for each of the Funds, except for Tactical Yield ETF which was 0.05%.

TAX INFORMATION

The Cambria Trust ETFs has elected to pass through to its shareholders the foreign taxes paid for the fiscal year ended April 30, 2026, as follows:

Fund	Foreign Dividend Income	Foreign Taxes Paid	Foreign Taxes Paid Per Share
Emerging Shareholder Yield ETF	$35,453,663	$ 4,672,144	$ 0.272031611
Foreign Shareholder Yield ETF	26,341,428	2,625,882	0.157947694
Global Value ETF	17,526,838	1,833,899	0.119084273

FOREIGN TAX CREDIT

The Cambria Trust ETFs have made an election under Section 853 of the Internal Revenue Code to provide its shareholders the benefit of the foreign tax credits in the per share amount designated below. Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.272031611, $0.157947694 and $0.119084273 per share for each share owned on April 30, 2026, in computing their tax liability for Emerging Shareholder Yield ETF, Foreign Shareholder Yield ETF and Global Value ETF, respectively.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended a meeting held via videoconference on March 24, 2026 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of (1) the investment advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and the Trust (the “Advisory Agreement”), and (2) the sub-advisory agreement between Tidal Investments LLC (“Tidal”) and Cambria (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria and Tidal to due diligence questionnaires circulated on the Board’s behalf relating to the Funds. The Board also reviewed a memorandum from Morgan Lewis discussing the legal standards applicable to its consideration of the Agreements. During its deliberations, the Board received an oral presentation from Cambria and Tidal and was assisted by the advice of independent legal counsel.

In evaluating the Agreements, the Board reviewed information regarding Cambria’s and Tidal’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria and Tidal to be ongoing and, in this regard, the Board considered information about Cambria and Tidal derived from prior meetings of the Board concerning Cambria’s and Tidal’s performance and services with respect to the Funds as part of the 15(c) review process. At the Meeting, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by Cambria and Tidal; (2) the investment performance of Cambria and Tidal with respect to each Fund; (3) the costs of the services provided by Cambria and Tidal and the profitability to Cambria and Tidal derived from its relationship with each Fund; (4) the advisory fee and total expense ratio of each Fund as compared to those of its relevant peer group of funds (each, a “Peer Group”); (5) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) any other financial benefits to be derived by Cambria, Tidal, and their affiliates from their relationship with the Funds; (7) Cambria’s and Tidal’s reputations, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s and Tidal’s operations and financial condition; (10) Cambria’s and Tidal’s compliance programs; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreements, and the conclusions made by the Board at the Meeting when determining to approve the Agreements on behalf of the Funds.

Nature, Extent and Quality of Services. The Board reviewed the nature, extent, and quality of the overall services provided by Cambria and Tidal to the Funds. In particular, the Board considered the responsibilities of Cambria and Tidal under the terms of the Agreements. The Board recognized that Cambria had invested significant time and effort in structuring the Trust, developing the Funds, arranging service providers, exploring various sales channels, and assessing the appeal for each Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board noted that Tidal will be providing certain sub-advisory services to the Funds, such as trading the Funds’ portfolio securities based on instructions from Cambria; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; proxy voting; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the services provided by Cambria in the oversight of Tidal as well as the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s and Tidal’s personnel, the professional qualifications and experience of the portfolio management team in managing investments, their experiences with Cambria’s and Tidal’s services, and the adequacy of Cambria’s and Tidal’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of the services provided to the Funds by Cambria and Tidal.

Performance. The Board noted that it considered the performance of the Funds throughout the year and reviewed each Fund’s performance for the three-month, 12-month, and since inception periods ended January 31, 2026, as applicable. In this regard, among other things, the Board considered reports comparing each Fund’s total returns to the total returns of the Fund’s Peer Group and its benchmark index. Representatives from Cambria provided information regarding, and led a discussion on, the factors impacting each Fund’s performance, including current market conditions and Cambria’s future expectations with respect to each Fund’s strategies.

Cambria Shareholder Yield ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P 500, its benchmark index, for the since inception and 12-month periods, but outperformed the same benchmark for the 3-month period. Primary drivers of the Fund’s outperformance for the three-month period, relative to its benchmark, were exposure to Canada and the Canadian dollar as well as security selection in Japan and an overweight allocation and security selection in Hong Kong. Primary drivers of the Fund’s outperformance for the 12-month period, relative to its benchmark, were an underweight allocation to and security selection in the Technology and Communication Services sectors as well as security selection in the Industrials sector. The Board further noted that the Fund was in the middle of its Peer Group in terms of performance for the since inception period, underperformed all of its Peer Group funds for the 12-month period, and outperformed all but one of its Peer Group funds for the three-month period.

Cambria Foreign Shareholder Yield ETF: The Board considered that the Fund outperformed, before fees and expenses, the MSCI EAFE Index, its benchmark index, for the since inception, 12- and three-month periods. Primary drivers of the Fund’s outperformance over the three-month period, relative to its benchmark, were security selection in Japan and the United Kingdom, overweight allocation in Canada and exposure to the Canadian dollar. The Fund’s security selection in Hong Kong and Norway as well as exposure to Canada, the Canadian dollar, and Norwegian Krone, and an overweight allocation to Hong Kong drove outperformance relative to its benchmark for the 12-month period. The Board further noted that the Fund outperformed all funds in its Peer Group over the 3-month and since inception periods, and outperformed all but one fund in its Peer Group over the 12-month period.

Cambria Global Value ETF: The Board considered that the Fund outperformed, before fees and expenses, the MSCI ACWI Total Return Index, its benchmark index, for the three-month and 12-month periods, but significantly underperformed the same benchmark for the since inception period. The primary drivers of the Fund’s outperformance over the three-month period were overweight allocations to Colombia, Poland, and Austria as well as exposure to Chile, Brazil, the Colombian peso, the Polish zloty, the euro, the Chilean peso, and the Brazilian peso. The primary drivers of the Fund’s outperformance over the 12-month period were (1) overweight allocation to and security selection in Poland and overweight exposure to the Polish zloty; (2) overweight allocations to Colombia and exposure to the Colombian peso; (3) overweight allocation to Austria and exposure to the euro; (4) overweight allocation to and security selection in the Czech Republic and exposure to the Czech Koruna; and (5) overweight exposure to and security selection in Brazil as well as exposure to the Brazilian peso. The Board further noted that the Fund significantly outperformed all of the funds in its Peer Group for the three- and 12-month periods, but the Fund’s performance significantly lagged behind the performance of all funds in the Peer Group for the since inception period.

Cambria Global Momentum ETF: The Board considered that the Fund significantly outperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for the three- and 12-month periods, and underperformed the same benchmark for the since inception period. Exposure to gold and precious metals, gold mining stocks, and global value stocks drove outperformance over the three- and 12-month periods. The Board further noted that the Fund significantly outperformed its Peer Group funds for the since inception and 12-month periods, outperformed its Peer Group funds for the three-month period.

Cambria Global Asset Allocation ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for the since inception period, but significantly outperformed the same benchmark for the three- and 12-month periods. The primary drivers of the Fund’s outperformance over the three- and 12-month periods relative to its benchmark were the Fund’s exposure to foreign stocks, and gold and gold Mining stocks. The Board further noted that the Fund’s performance was in the middle of the range of its Peer Group for the since inception period, outperformed its Peer Group funds for 12-month period, and significantly outperformed its Peer Group funds for the 3-month period.

Cambria Value and Momentum ETF: The Board considered that the Fund significantly underperformed, before fees and expenses, the S&P 500, its benchmark index, for the since inception period, but it outperformed the same benchmark for the 12-month period and significantly outperformed the benchmark for the three-month period. The primary drivers of the Fund’s outperformance over the three-month period were the Fund’s overweight allocation and security selection in the Industrials and Financials sectors as well as an underweight allocation to the Technology sector. The primary drivers of the Fund’s outperformance over the 12-month period were the Fund’s hedge against the S&P 500 as well an security selection in the Industrials and Financials sectors. The Board further noted that the Fund underperformed its Peer Group funds over all the since inception and 12-month periods, and was in the middle of its Peer Group for the 3-month period.

Cambria Emerging Shareholder Yield ETF: The Board considered that the Fund outperformed, before fees and expenses, the MSCI Emerging Markets Total Return Index, its benchmark index, for the since inception and 3-month periods, but underperformed its benchmark for the 12-month period. The primary drivers of the Fund’s outperformance over the three-month period, relative to its benchmark, were an overweight allocation to South Africa as well as exposure to the South African rand, security selection in China, and an underweight exposure to and security selection in India as well as exposure to the Indian rupee. The primary drivers of the Fund’s underperformance over the 12-month period, relative to its benchmark, were an overweight allocation and security selection in Taiwan, an underweight allocation to Hong Kong, and security selection in South Korea. The Board further noted that the Fund outperformed its Peer Group for all three periods.

Cambria Tail Risk ETF: The Board considered that the Fund underperformed, before fees and expenses, the Bloomberg Barclays U.S. Short Term Treasury Total Return Index Unhedged, its benchmark index, for the three-month and since inception periods, including significant underperformance for the since inception period, but outperformed the same benchmark for the 12-month period. The Fund’s allocation to put options on the S&P 500 was the primary driver of the Fund’s underperformance for the three-month period. However, the Fund’s allocation to put options on the S&P 500 was the primary driver of the Fund’s outperformance for the 12-month period. The Board further noted that the Fund outperformed its Peer Group for all three periods, including significant outperformance for the three- and 12-month periods.

Cambria Trinity ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for the since inception period, but outperformed the same benchmark for the 3- and 12-month periods. The primary drivers of the Fund’s outperformance over the three-month period were exposure to foreign stocks, precious metals, gold mining stocks, and U.S. value and momentum stocks. The primary drivers of the Fund’s outperformance over the 12-month period were exposure to foreign stocks, precious metals, gold and gold mining stocks, and U.S. value and momentum stocks. The Board further noted that the Fund underperformed all but one fund in its Peer Group for all since inception period, but outperformed all funds in its Peer Group for the 3- and 12-month periods, including significant outperformance for the 3-month period.

Cambria Cannabis ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P 500, its benchmark index, for the 3-month and since inception periods, including significant underperformance for the since inception period, but outperformed the same benchmark for the 12-month period. The primary driver of the Fund’s underperformance over the three-month period can be attributed to the general underperformance of marijuana and ancillary marijuana companies relative to the benchmark, while the outperformance during the 12-month period can be attributed to the outperformance of marijuana and ancillary marijuana companies relative to the benchmark. The Board further noted that the Fund outperformed all of the funds in its Peer Group for the three-month and since inception periods, and had outperformed all but one of the funds in its Peer Group for the 12-month period.

Cambria Global Real Estate ETF: The Board considered that the Fund underperformed, before fees and expenses, the FTSE EPRA Nareit Global REITs Total Return Index, its benchmark index, for the 12-month and since inception periods, but slightly outperformed the same benchmark for the 3-month period. For the three-month period, an overweight allocation to Turkey, South Africa, and Belgium, exposure to the South African rand, as well as security selection in health care REITs, underweight allocation to and security selection in other specialized REITs, and lack of exposure to data center REITs were the primary contributors to outperformance relative to the benchmark index. For the 12-month period, underperformance relative to the benchmark was driven primarily by the Fund’s security selection in the U.S., an underweight allocation to and security selection in Japan, security selection in Australia as well as underweight exposure to the Australian dollar, an overweight allocation to and security selection in office REITs, and security selection and currency exposure in diversified REITs. The Board further noted that the Fund generally performed within the range of its Peer Group for each period, but the Fund generally underperformed the performance of its Peer Group for the three- and 12-month periods.

Cambria Micro & Small Cap Shareholder Yield ETF: The Board considered that the Fund outperformed, before fees and expenses, the S&P Small Cap 600 Index, its benchmark index, for the three-, 12-month, and since inception periods. For the three-month period, security selection in the Consumer Discretionary sector, and an overweight allocation to and security selection in the Financials and Industrials sectors were the primary contributors to outperformance relative to the benchmark index. For the 12-month period, outperformance relative to the benchmark was driven primarily by the Fund’s security selection in the Consumer Discretionary and Energy sectors as well as an underweight allocation to and security selection in the Health Care sector. The Board further noted that the Fund was within the range of its Peer Group for the 12-month and since inception periods, but outperformed all funds in its Peer Group for the 3-month period.

Cambria Tactical Yield ETF: The Board considered that the Fund slightly outperformed, before fees and expenses, the ICE BofA U.S. 3-Month Treasury Bill Index, its benchmark index, for the three- and 12-month periods, but slightly underperformed the benchmark for the since inception period. The Board further noted that the Fund outperformed all but one fund in its Peer Group for the since inception and 3-month periods, and was within the range of its Peer Group for the 12-month period.

Cambria Large Cap Shareholder Yield ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P 500 Index, its benchmark index, for the 12-month and since inception periods, but significantly outperformed the same index for the 3-month period. For the three-month period, an overweight allocation to and security selection in the Materials, Financials, and Consumer Discretionary sectors, as well as an underweight allocation and security selection in the Technology sector were the primary contributors to outperformance relative to the benchmark index. For the 12-month period, underperformance relative to the benchmark was driven primarily by the Fund’s underweight allocation to the Technology sector as well as an overweight allocation to and security selection in the Communication Services and Consumer Staples sectors. The Board further noted that the Fund was on the lower end, but within the range, of its Peer Group for the 12-month and since inception periods, but outperformed all funds in its Peer Group for the 3-month period.

Cambria Fixed Income Trend ETF: The Board considered that the Fund underperformed, before fees and expenses, the Bloomberg Global Aggregate Index, its benchmark index, for the 3-month and since inception periods, noting that the Fund launched March 27, 2025 and therefore does not have performance for the 12-month period. For the three-month period, positive returns were driven by exposure to preferred securities and high yield bonds. For the since inception period, positive returns was driven by exposure to convertible and emerging market securities, and high yield bonds. The Board further noted that the Fund generally performed in line with its Peer Group for both periods.

The Trustees determined that each Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or Peer Group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Cambria to improve such Fund’s performance. The Board also considered each Fund’s portfolio turnover rate. In addition, the Board discussed and considered the performance track record, investment experience, professional background, and qualifications of Mebane Faber and Jonathan Keetz, the Funds’ portfolio managers. Based on this information, the Board concluded that it was satisfied with the investment results that Cambria had been able to achieve for each Fund.

Comparative Fees and Expenses. The Board considered each Fund’s advisory fees paid to Cambria and sub-advisory fees paid to Tidal in relation to their respective estimated costs of their respective services provided to the Funds. The Trustees noted that each Fund charges a unitary advisory fee through which, Cambria, not the Funds, is responsible for paying many of the expenses necessary to service the Funds, including the expenses of other service providers. In considering the advisory and sub-advisory fees and expense ratios, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services provided by Cambria and Tidal. Because each Fund charges a unitary advisory fee, the Board considered how each Fund’s total expense ratio compared to those of the funds in their Peer Group, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that each Fund’s total expense ratio was generally consistent with the range of total expense ratios charged by its Peer Group funds or, with respect to the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF, Cambria Trinity ETF, Cambria Global Real Estate ETF, Cambria Value and Momentum ETF, Cambria Micro & SmallCap Shareholder Yield ETF, Cambria Large Cap Shareholder Yield ETF, and Cambria Fixed Income Trend ETF where the Fund’s expense ratio was higher than, or at the higher end of, the Peer Group’s range of expense ratios, the Trustees were satisfied by the reasons for the Funds’ higher expenses, including, but not limited to, significant differences between the investment strategies, portfolio holdings, and/or asset size of such Funds and those of its Peer Group funds. The Board also considered Cambria’s representation that it would continue to monitor the Funds’ expense ratios, as compared to those of the funds in their Peer Groups, and seek to ensure that the Funds’ fees remain competitive. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Costs and Profitability. The Board then considered the profits realized by Cambria and Tidal in connection with providing their respective services to the Funds. The Board reviewed profit and loss information provided by Cambria and Tidal with respect to each Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the Funds and the unitary fee structure under which Cambria bears the risk that the Funds’ expenses may increase. The Board further considered the costs of Cambria and Tidal associated with the personnel, systems, and equipment necessary to manage the Funds and meet their regulatory and compliance requirements adopted by the SEC and other regulatory bodies. In addition, the Board considered the other expenses Cambria pays in accordance with the Advisory Agreement. Based on its review, in the context of its full deliberations, the Board concluded that each of Cambria’s and Tidal’s profitability, with respect to each Fund, appeared reasonable in light of the services Cambria and Tidal render to the Funds.

Other Benefits. The Board then considered the extent to which Cambria and Tidal derive or will derive ancillary benefits from a Fund’s operations. The Board discussed that while Cambria did not have any affiliates that would benefit from the Funds’ operations, Tidal’s affiliate, Tidal ETF Services, LLC, serves as the administrator to the Funds. However, the Board also noted that under the Funds’ unitary fee structure, Cambria will be paying Tidal ETF Services, LLC’s fee out of the management fee it receives from the Funds. The Board also reviewed the degree to which Cambria may receive compensation from the Funds based upon a Fund’s investment in other Funds.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for each Fund and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in a Fund’s asset levels. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the Funds, some of which launched less than 12 months ago. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints in the future, as assets managed by each Fund grow larger. The Board also noted Cambria’s contractual fee waiver for TOKE and voluntary fee waiver for Funds with less than $50 million in assets under management.

Conclusion. In approving the Agreements, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	July 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2026

* Print the name and title of each signing officer under his or her signature.